UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Variable Insurance Diversified Stock Fund	September 30, 2018
(Unaudited)

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (98.1%):

Communication Services (8.4%):
Alphabet, Inc., Class C(a)	1,255	$1,498
Comcast Corp., Class A	18,054	639
Netflix, Inc.(a)	474	177
Verizon Communications, Inc.	6,441	344
YY, Inc., ADR(a)	3,271	245
		2,903
Consumer Discretionary (12.8%):
Amazon.com, Inc.(a)	581	1,164
Burlington Stores, Inc.(a)	1,552	253
D.R. Horton, Inc.	10,948	462
Dollar General Corp.	5,035	550
LGI Homes, Inc.(a)(b)	3,282	156
O’Reilly Automotive, Inc.(a)	1,621	563
Penske Automotive Group, Inc.	6,765	321
PulteGroup, Inc.	8,173	202
Ross Stores, Inc.	3,989	395
The Home Depot, Inc.	1,824	378
		4,444
Consumer Staples (2.7%):
Costco Wholesale Corp.	1,352	318
Sysco Corp.	2,553	187
Wal-Mart Stores, Inc.	4,704	441
		946
Energy (7.5%):
Callon Petroleum Co.(a)	15,858	190
Chevron Corp.	5,821	712
EOG Resources, Inc.	3,036	387
Laredo Petroleum, Inc.(a)(b)	13,894	114
Newfield Exploration Co.(a)	16,477	475
Occidental Petroleum Corp.	3,965	326
Phillips 66	3,506	395
		2,599
Financials (17.7%):
Ally Financial, Inc.	18,066	478
Ameriprise Financial, Inc.	1,738	257
Athene Holding Ltd., Class A(a)	6,859	354
Bank of America Corp.	19,097	562
Berkshire Hathaway, Inc., Class B(a)	3,637	779
Cathay General Bancorp	11,307	469
E*TRADE Financial Corp.(a)	6,754	354
Essent Group Ltd.(a)	11,360	503
FCB Financial Holdings, Inc.(a)	6,440	305
JPMorgan Chase & Co.	4,738	535
Northern Trust Corp.	4,492	458
Regions Financial Corp.	17,657	324
TD Ameritrade Holding Corp.	5,769	305
Western Alliance BanCorp(a)	8,041	457
		6,140
Health Care (13.6%):
AbbVie, Inc.	6,987	661
Align Technology, Inc.(a)	525	205
Biogen, Inc.(a)	598	211
Cigna Corp.	2,715	565
CVS Health Corp.	8,079	636
Innoviva, Inc.(a)	15,391	235

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Johnson & Johnson	3,294	$455
Merck & Co., Inc.	4,396	312
Pfizer, Inc.	7,306	322
UnitedHealth Group, Inc.	2,339	622
Universal Health Services, Inc., Class B	3,862	494
		4,718
Industrials (14.3%):
Allison Transmission Holdings, Inc.	10,877	566
Comfort Systems USA, Inc.	4,310	243
FedEx Corp.	1,006	242
J.B. Hunt Transport Services, Inc.	2,949	351
Marten Transport Ltd.	7,783	164
Norfolk Southern Corp.	2,798	505
PACCAR, Inc.	6,987	476
Patrick Industries, Inc.(a)(b)	3,767	223
SkyWest, Inc.	4,986	294
Union Pacific Corp.	4,120	670
United Rentals, Inc.(a)	3,069	502
United Technologies Corp.	3,038	425
Universal Forest Products, Inc.	8,451	299
		4,960
Information Technology (17.7%):
Apple, Inc.	8,323	1,878
Cisco Systems, Inc.	5,262	256
Entegris, Inc.	5,542	160
Intel Corp.	3,708	175
KEMET Corp.(a)	8,166	151
Mastercard, Inc., Class A	1,150	257
Microsoft Corp.	15,184	1,737
ON Semiconductor Corp.(a)	19,682	364
PayPal Holdings, Inc.(a)	1,950	171
Visa, Inc., Class A	1,694	254
Vishay Intertechnology, Inc.	9,218	188
Zebra Technologies Corp., Class A(a)	3,451	610
		6,201
Materials (3.4%):
Louisiana Pacific Corp.	7,690	204
Packaging Corp. of America	3,058	335
Reliance Steel & Aluminum Co.	3,566	304
Steel Dynamics, Inc.	7,624	345
		1,188
Total Common Stocks (Cost $28,301)		34,099
Exchange-Traded Funds (1.0%):
SPDR S&P 500 ETF Trust, 1.73%	1,225	356
Total Exchange-Traded Fund (Cost $324)		356
Collateral for Securities Loaned (1.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	72,483	72
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	113,817	114
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	36,246	36

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	22,650	23
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	122,308	123
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	45,300	45
Total Collateral for Securities Loaned (Cost $413)		413
Total Investments (Cost $29,038) - 100.3%		34,868
Other assets in excess of liabilities - (0.3%)		(105)
NET ASSETS - 100.0%		$34,763

(a)         Non-income producing security.

(b)         All or a portion of this security is on loan.

(c)          Rate disclosed is the daily yield on September 30, 2018.

ADR - American Depositary Receipt

ETF- Exchange-Traded Fund

See notes to schedule of portfolio investments.

Notes to Schedule of Portfolio Investments
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

1. Organization:

The Victory Variable Insurance Funds (the “Trust”) currently offers shares of nine funds. The accompanying Schedule of Portfolio Investments is that of the Diversified Stock Fund (the “Fund”). The Fund offers a single class of shares: Class A Shares. Sales of shares of the Fund may only be made to separate accounts of various life insurance companies. The Fund seeks to provide long-term growth of capital.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on

Notes to Schedule of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of September 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	Total
Common Stocks	$34,099	$34,099
Exchange-Traded Funds	356	356
Collateral for Securities Loaned	413	413
Total	$34,868	$34,868

There were no transfers between fair value levels during the period ended September 30, 2018.

For the period ended September 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Notes to Schedule of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A (“Citibank” or the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund’s Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (in thousands) is a summary of the Fund’s securities lending transactions which are subject to offset under the MSLA as of September 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral.

Notes to Schedule of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$398	$413	$15

3. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s shares.  An investment in the Fund’s shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s Adviser, Victory Capital Management Inc., to be of comparable quality.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund’s compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund is required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund’s compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending December 31, 2018. Form

Notes to Schedule of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

N-CEN will replace Form N-SAR filings. The Fund’s adoption of these amendments has no effect on the net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedule of Portfolio Investments and related disclosures has not yet been determined.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	September 30, 2018
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.5%)
Communication Services (1.1%):
AMC Networks, Inc., Class A(a)	3,000	$199,020
TEGNA, Inc.	17,000	203,320
		402,340
Consumer Discretionary (0.4%):
Wynn Resorts Ltd.	1,000	127,060
Total Common Stocks (Cost $530,592)		529,400

Senior Secured Loans (27.6%)
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 7.02% (LIBOR06M+450bps), 5/4/25(b)	$400,000	401,252
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.99% (LIBOR01M+775bps), 8/15/25, Callable 11/3/18 @ 101(b)	500,000	445,750
Avaya, Inc., 1st Lien Term Loan B, 6.41% (LIBOR01M+425bps), 12/15/24, Callable 11/3/18 @ 101(b)	347,375	350,206
Bass Pro Group LLC, Term Loan B, 7.24% (LIBOR01M+500bps), 12/16/23, Callable 11/3/18 @ 100(b)	742,500	749,631
Caesars Resort Collection LLC, 1st Lien Term Loan B, 4.99% (LIBOR01M+275bps), 10/2/24, Callable 11/3/18 @ 100(b)	496,250	498,877
Crown Finance US, Inc., 1st Lien Term Loan B, 4.74% (LIBOR01M+250bps), 2/7/25, Callable 11/3/18 @ 100(b)	348,250	347,688
Dayco Products LLC, 6.56% (LIBOR03M+425bps), 5/19/24, Callable 11/3/18 @ 101(b)	489,737	492,186
Hertz Corp., Term Loan B1, 5.00% (LIBOR01M+275bps), 6/30/23, Callable 11/3/18 @ 100(b)	492,366	490,407
Lifescan Global Corp., 8.40% (LIBOR03M+600bps), 6/19/24(b)(c)	500,000	494,065
Navistar, Inc., 1st Lien Term Loan B, 5.64% (LIBOR01M+350bps), 11/2/24, Callable 11/3/18 @ 100(b)	497,500	499,988
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.14% (LIBOR03M+875bps), 7/1/24, Callable 11/3/18 @ 100(b)	400,000	398,000
PetSmart, Inc., 5.12% (LIBOR01M+300bps), 3/10/22, Callable 11/3/18 @ 100(b)	493,622	429,955
Radiate Holdco LLC, 5.24% (LIBOR01M+300bps), 2/1/24, Callable 11/3/18 @ 100(b)	496,222	495,237
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.99% (LIBOR01M+275bps), 2/5/23, Callable 11/3/18 @ 100(b)	656,629	659,394
SIWF Holdings, Inc., 10.66% (LIBOR01M+850bps), 5/26/26(b)	500,000	482,500
Speciality Building Products Holdings LLC, 8.05% (LIBOR01M+575bps), 9/21/25(b)(c)	500,000	501,405
Sprint Communications, Inc., 1st Lien Term Loan B, 4.75% (LIBOR01M+250bps), 2/2/24, Callable 11/3/18 @ 100(b)	497,475	498,721
Stars Group Holdings BV, 5.89% (LIBOR03M+350bps), 6/27/25(b)	498,750	503,150
Utz Quality Foods LLC, 2nd Lien Term Loan, 9.49% (LIBOR01M+725bps), 11/21/25, Callable 11/3/18 @ 102(b)	300,000	301,251
Verscend Holding Corp., 6.74% (LIBOR01M+450bps), 8/10/25(b)	350,000	352,772
Windstream Services LLC. 1st Lien Term Loan, 5.41% (LIBOR01M+325bps), 2/8/24, Callable 11/3/18 @ 100(b)	246,835	218,376
Total Senior Secured Loans (Cost $9,574,358)		9,610,811

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value
Corporate Bonds (65.8%)
Communication Services (8.2%):
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88 (e)	$500,000	$478,750
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	400,000	383,900
Cablevision Systems Corp., 5.88%, 9/15/22 (f)	500,000	510,040
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21, Callable 11/5/18 @ 101.28 (g)	300,000	302,187
Hughes Satellite Systems Corp., 6.63%, 8/1/26 (f)	500,000	484,565
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (e)(g)	500,000	535,610
Windstream Services LLC / Windstream Finance Corp, 9.00%, 6/30/25, Callable 6/30/21 @ 104.5 (g)	178,000	137,478
		2,832,530
Consumer Discretionary (10.4%):
American Axle & Manufacturing, Inc., 6.63%, 10/15/22, Callable 11/5/18 @ 102.21 (f)	165,000	168,713
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31	175,000	180,744
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (f)	400,000	340,100
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	392,000	402,776
Delta Merger Sub inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5 (g)	330,000	334,105
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (g)	500,000	523,504
Party City Holdings, Inc., 6.63%, 8/1/26, Callable 8/1/21 @ 103.31 (f)(g)	500,000	505,760
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (g)	500,000	481,425
Travelport Corporate Finance PLC, 6.00%, 3/15/26, Callable 3/15/21 @ 103 (g)	160,000	162,485
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	477,494
		3,577,106
Consumer Staples (5.1%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 9/15/19 @ 104.31	500,000	449,990
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (e)(g)	500,000	487,930
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (g)	500,000	488,865
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (g)	330,000	340,936
		1,767,721
Energy (7.8%):
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	818,000	598,841
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13 (g)	350,000	350,553
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100 (e)	620,000	463,624
Noble Holding International Ltd., 6.20%, 8/1/40	800,000	621,080
Transocean, Inc., 6.80%, 3/15/38 (e)	800,000	692,152
		2,726,250
Financials (4.3%):
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (e)(g)	500,000	515,605
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (g)	500,000	511,250
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 11/5/18 @ 102.75	500,000	460,350
		1,487,205

See notes to schedules of portfolio investments.

Security Description	Shares or Principal Amount	Value
Health Care (12.9%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 11/5/18 @ 103.19 (f)(g)	$500,000	$450,085
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (e)(g)	500,000	516,665
Change Health/Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88 (g)	500,000	496,755
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (e)(g)	500,000	517,350
Sotera Health Topco, Inc., 8.13%, 11/1/21, Callable 11/5/18 @ 101 (g)	500,000	505,265
Surgery Center Holdings, 6.75%, 7/1/25, Callable 7/1/20 @ 103.38 (f)(g)	500,000	479,460
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 11/5/18 @ 102.94 (e)(g)	500,000	487,250
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (g)	500,000	516,130
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (g)	500,000	547,494
		4,516,454
Industrials (15.0%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/5/18 @ 105.53 (e)(g)	500,000	496,200
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (e)(f)(g)	550,000	565,680
Apex Tool Group LLC /BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 2/15/19 @ 102 (f)(g)	500,000	487,540
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (f)(g)	470,000	433,180
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (g)	500,000	526,170
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	500,000	504,775
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (f)(g)	500,000	503,565
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (e)(f)(g)	500,000	487,520
Stevens Holding Co., Inc., 6.13%, 10/1/26, Callable 10/1/23 @ 101.53 (c)(g)	330,000	335,475
Triumph Group, Inc., 4.88%, 4/1/21, Callable 11/5/18 @ 101.22	500,000	483,640
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (e)(g)	400,000	413,476
		5,237,221
Materials (2.1%):
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13(g)	330,000	301,538
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (e)(g)	500,000	435,001
		736,539
Total Corporate Bonds (Cost $22,779,865)		22,881,026
Collateral for Securities Loaned (13.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(h)	838,976	838,976
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(h)	1,317,399	1,317,399
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(h)	419,537	419,537
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(h)	262,165	262,165

See notes to schedules of portfolio investments.

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(h)	1,415,681	$1,415,681
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(h)	524,330	524,330
Total Collateral for Securities Loaned (Cost $4,778,088)		4,778,088
Total Investments (Cost $37,662,903) — 108.6%		37,799,325
Liabilities in excess of other assets — (8.6)%		(2,999,214)
NET ASSETS - 100.00%		$34,800,111

(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2018.
(c)	Security purchased on a when-issued basis.
(d)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2018.

(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(f)	All or a portion of this security is on loan.
(g)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $15,179,493 and amounted to 43.6% of net assets.

(h)	Rate disclosed is the daily yield on September 30, 2018.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	September 30, 2018
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (7.0%)
AmeriCredit Automobile Receivables Trust , Series 2018-1, Class B, 3.26%, 1/18/24, Callable 2/18/22 @ 100(a)	$1,000,000	$994,703
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/20 @ 100(a)	3,560,000	3,508,829
Avis Budget Rental Car Funding (AESOP) LLC , Series 2014-1, Class A, 2.46%, 7/20/20(a)(b)	4,000,000	3,989,120
CarMax Auto Owner Trust , Series 2015-3, Class B, 2.28%, 4/15/21, Callable 10/15/19 @ 100	3,225,000	3,198,429
Drive Auto Receivables Trust , Series 2017-3, Class B, 2.30%, 5/17/21, Callable 5/15/20 @ 100	1,655,000	1,652,278
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 5/15/20 @ 100(a)	1,636,439	1,635,160
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100(a)(b)	2,609,266	2,607,043
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 11/15/20 @ 100(b)	1,880,000	1,874,020
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)	4,156,626	4,157,141
Popular ABS Mortgage Pass-Through Trust , Series 2005-2, Class AV1B, 2.48% (LIBOR01M+26bps), 4/25/35, Callable 9/25/19 @ 100(c)	911,784	905,783
Santander Drive Auto Receivables Trust , Series 2018-2, Class B, 3.03%, 9/15/22, Callable 1/15/21 @ 100(a)	4,250,000	4,227,938
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100(a)	4,123,000	4,110,392
Santander Drive Auto Receivables Trust , Series 2016-3, Class C, 2.46%, 3/15/22, Callable 8/15/20 @ 100(a)	7,365,000	7,313,577
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 7/15/20 @ 100(a)	3,495,000	3,463,604
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)(b)	3,825,000	3,800,275
Total Asset Backed Securities (Cost $47,663,314)		47,438,292

Collateralized Mortgage Obligations (2.7%)
Commercial Mortgage Trust , Series 2012-CR4, Class B, 3.70%, 10/15/45(b)	4,580,000	4,429,279
DBUBS Mortgage Trust , Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)(b)	4,500,000	4,620,203
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45(a)(b)(d)	3,250,000	3,395,641
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46(a)	2,826,842	2,821,422
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,348,421
Total Collateralized Mortgage Obligations (Cost $20,136,509)		18,614,966

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value
Residential Mortgage Backed Securities (1.0%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 4.17%, 4/25/33, Callable 10/25/18 @ 100(a)(d)	$98,130	$98,130
Bear Stearns Alt-A Trust , Series 2003-3, Class 2A, 4.34%, 10/25/33, Callable 10/25/18 @ 100(a)(d)	1,210,396	1,210,396
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 10/25/18 @ 100	153,447	153,447
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 3.54% (LIBOR01M+132bps), 10/25/32, Callable 10/25/18 @ 100(c)	1,064,104	1,076,318
GSR Mortgage Loan Trust , Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 10/25/18 @ 100(a)	397,532	397,532
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 5/25/29 @ 100(a)(b)(d)	1,718,314	1,692,308
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 2/25/19 @ 100(a)	91,406	91,820
MASTR Adjustable Rate Mortgage Trust , Series 2004-13, Class 3A1, 4.42%, 11/21/34, Callable 11/21/18 @ 100(d)	893,841	892,526
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 10/25/18 @ 100(a)	24,819	24,819
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/18 @ 100(a)	76,135	76,135
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/18 @ 100(a)(d)	1,568	1,582
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/18 @ 100(a)	33,453	33,453
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.84%, 11/25/34, Callable 10/25/18 @ 100(a)(d)	1,278,238	1,278,239
Total Residential Mortgage Backed Securities (Cost $7,096,558)		7,026,705

Corporate Bonds (29.5%)
Communication Services (3.3%):
AT&T, Inc.
2.30%, 3/11/19 (a)	9,000,000	8,985,150
2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	2,888,000	2,849,532
3.40%, 5/15/25, Callable 2/15/25 @ 100	1,893,000	1,801,492
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)(b)	3,833,000	3,667,683
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	2,475,000	2,143,820
Verizon Communications, Inc., 5.15%, 9/15/23	2,646,000	2,829,394
		22,277,071

Consumer Discretionary (1.7%):
Hasbro, Inc., 6.35%, 3/15/40	2,155,000	2,341,170
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	1,080,000	1,002,834
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	4,305,000	4,254,761
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	2,624,000	2,530,586
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	1,220,000	1,190,073
		11,319,424

Consumer Staples (2.6%):
Altria Group, Inc.
4.25%, 9/16/16	775,000	719,053

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value
2.63%, 8/9/42, Callable 6/16/26 @ 100	$3,753,000	$3,422,135
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	1,000,000	1,000,880
Mead Johnson Nutrition Co.
3.00%, 11/15/20	3,000,000	2,988,720
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	2,091,000	2,134,305
Reynolds American, Inc.
4.00%, 6/12/22	945,000	952,201
4.85%, 9/15/23	1,724,000	1,788,443
5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	1,958,312
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21, Callable 9/18/21 @ 100	1,523,000	1,515,142
3.45%, 6/1/26, Callable 3/1/26 @ 100	1,277,000	1,214,184
		17,693,375

Energy (2.2%):
Dolphin Energy Ltd., 5.89%, 6/15/19 (b)	328,000	332,215
Ecopetrol SA, 5.88%, 9/18/23	1,864,000	1,983,725
EQT Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	1,901,000	1,929,857
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	2,032,000	2,059,229
Marathon Oil Corp., 2.80%, 11/1/22, Callable 8/1/22 @ 100 (a)	2,263,000	2,178,658
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,508,487
5.85%, 12/15/45, Callable 6/15/45 @ 100	850,000	904,536
Statoil ASA, 3.95%, 5/15/43 (e)	930,000	903,356
Valero Energy Corp., 6.63%, 6/15/37	2,520,000	3,046,378
		14,846,441

Financials (10.6%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,272,939
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,638,013
Bank of America Corp.
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (c)	1,875,000	1,831,969
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,348,975
4.20%, 8/26/24, MTN	2,272,000	2,279,793
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN (e)	1,775,000	1,655,099
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,474,527
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	3,188,000	2,971,152
Cincinnati Financial Corp., 6.13%, 11/1/34	2,170,000	2,514,205
Citigroup, Inc.
4.13%, 7/25/28 (e)	2,526,000	2,437,615
3.88%, (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (c)	1,760,000	1,623,107
HSBC Holdings PLC, 5.10%, 4/5/21 (a)	5,000,000	5,194,199
JPMorgan Chase & Co.
3.38%, 5/1/23 (a)(e)	2,376,000	2,329,811
5.60%, 7/15/41	1,710,000	1,974,486
5.40%, 1/6/42	1,959,000	2,204,894
KeyBank NA, 2.25%, 3/16/20	6,523,000	6,434,874
KeyCorp, 4.10%, 4/30/28, MTN	1,225,000	1,219,316
Morgan Stanley
3.75%, 2/25/23 (a)	3,000,000	2,993,550
3.13%, 7/27/26, MTN	5,500,000	5,118,135
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)	1,720,000	1,768,384
Regions Financial Corp.
3.20%, 2/8/21, Callable 1/8/21 @ 100 (a)	2,734,000	2,712,429
2.75%, 8/14/22, Callable 7/14/22 @ 100	1,396,000	1,345,521
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,372,474

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value
5.75%, 1/24/22 (a)	$2,750,000	$2,924,955
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (a)(b)	3,750,000	3,714,075
Wells Fargo & Co., 4.90%, 11/17/45 (a)	1,850,000	1,874,272
		72,228,769

Health Care (3.4%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100	1,969,000	1,915,739
3.38%, 11/14/21 (e)	719,000	718,008
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	1,754,519
Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	2,720,000	2,619,523
CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	1,517,000	1,503,286
Express Scripts Holding Co., 2.25%, 6/15/19 (a)	3,102,000	3,085,063
Gilead Sciences, Inc.
4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	6,150,000	6,350,858
4.80%, 4/1/44, Callable 10/1/43 @ 100	1,285,000	1,327,354
Humana, Inc, 2.90%, 12/15/22, Callable 11/15/22 @ 100	4,174,000	4,043,479
		23,317,829

Industrials (1.7%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	2,900,000	2,910,527
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	706,068
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,476,763
Rockwell Automation, Inc., 6.25%, 12/1/37	1,151,000	1,399,190
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,083,797
Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	1,819,000	1,824,948
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,346,865
		11,748,158

Information Technology (1.3%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,569,000	1,694,567
Applied Materials, Inc., 5.10%, 10/1/35, Callable 4/1/35 @ 100	2,021,000	2,206,305
Broadcom Corp., 3.63%, 1/15/24, Callable 11/15/23 @ 100	3,572,000	3,472,270
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	1,230,000	1,194,441
		8,567,583

Materials (0.9%):
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100	1,904,000	1,783,363
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)(e)	1,800,000	1,809,089
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	1,415,000	1,421,806
5.20%, 11/2/40	723,000	806,991
		5,821,249

Utilities (1.8%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	1,800,000	1,678,284
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,331,572
Exelon Corp., 3.50%, 6/1/22, Callable 5/1/22 @ 100	3,643,000	3,579,867
Iberdrola International BV
6.75%, 9/15/33	373,000	425,500
6.75%, 7/15/36 (e)	783,000	979,854
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	759,546
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,724,779

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	$1,289,000	$1,237,659
		12,717,061
Total Corporate Bonds (Cost $204,972,392)		200,536,960

Government National Mortgage Association (0.0%)(f)
Multi-family (0.0%)(f):
Collateralized Mortgage Obligations (0.0%)(f):
Government National Mortgage Association
6.00%, 12/15/33 (a)	35,612	39,014
Total Government National Mortgage Association (Cost $36,534)		39,014

U.S. Government Mortgage Backed Agencies (38.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39 (a)	2,127,990	2,256,013
Series 4139, Class DA 1.25%, 12/15/27 (a)	8,357,041	7,788,836
Series 4395, Class PA 2.50%, 4/15/37 (a)	3,230,437	3,097,700
7.00%, 9/1/38 (a)	81,234	91,980
Series 4290, Class CA 3.50%, 12/15/38 - 3/1/48 (a)	28,761,344	28,413,877
Series 3713, Class PA 2.00%, 2/15/40 - 3/15/40 (a)	10,008,057	9,592,204
4.00%, 1/1/41 (a)	2,043,713	2,083,652
4.50%, 1/1/41 - 5/1/47 (a)	17,759,691	18,448,078
Series 4049, Class AB 2.75%, 12/15/41 (a)	1,602,423	1,574,351
Series 4494, Class JA 3.75%, 5/15/42 (a)	6,352,889	6,434,848
		79,781,539
Federal Home Loan Mortgage Corp., Structured Agency Credit Risk Debt Notes
4.42%(LIBOR01M+220bps), 2/25/24 (a)(c)	3,062,924	3,143,286
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	2,987,384	3,233,899
5.00%, 4/1/23 - 12/1/39 (a)	1,486,291	1,576,554
7.50%, 12/1/29 (a)	48,569	54,421
8.00%, 1/1/30 - 9/1/30 (a)	26,360	29,766
7.00%, 2/1/32 - 6/1/32 (a)	40,252	45,029
3.41%(LIBOR012M+166bps), 12/1/36 (a)(c)	139,195	146,902
5.50%, 1/1/38 - 2/1/39 (a)	949,993	1,032,852
4.50%, 12/1/38 - 6/1/40 (a)	10,204,800	10,522,875
Series 2013-33, Class UD 2.50%, 4/25/39 - 12/25/47 (a)	9,726,810	9,339,404
Series 2013-137, Class A 3.50%, 3/25/40 - 11/1/47 (a)	60,886,566	60,348,608
4.00%, 9/1/40 - 9/1/48 (a)	35,903,630	36,467,116
Series 2011-101, Class LA 3.00%, 10/25/40 - 2/1/47 (a)	48,464,197	46,554,690
Series 2013-81, Class KA 2.75%, 9/25/42	6,368,065	6,208,397
		175,560,513
Government National Mortgage Association
6.00%, 10/15/32 (a)	105,858	115,161
Total U.S. Government Mortgage Backed Agencies (Cost $267,882,930)		258,600,499

See notes to schedules of portfolio investments.

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (19.2%)
U.S. Treasury Bonds
2.88%, 5/15/43 (a)	$10,860,000	$10,268,483
3.63%, 2/15/44 (a)	11,526,000	12,381,099
U.S. Treasury Notes
1.50%, 5/31/20 (a)	10,091,000	9,880,491
2.38%, 4/15/21 (a)	10,563,000	10,437,538
1.75%, 5/31/22 (a)	3,119,000	2,993,248
2.75%, 4/30/23 (a)	63,701,000	63,178,452
2.75%, 2/15/28 (a)	15,158,000	14,780,121
U.S. Treasury Bills, 2.22%, 1/31/19 (g)	7,000,000	6,947,229
Total U.S. Treasury Obligations (Cost $131,747,844)		130,866,661
Collateral for Securities Loaned (0.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(h)	716,232	716,232
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(h)	1,124,660	1,124,660
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(h)	358,157	358,157
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(h)	223,810	223,810
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(h)	1,208,563	1,208,563
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(h)	447,620	447,620
Total Collateral for Securities Loaned (Cost $4,079,042)		4,079,042
Total Investments (Cost $683,615,123) — 98.1%		667,202,139
Other assets in excess of liabilities — 1.9%		12,772,873
NET ASSETS - 100.00%		$679,975,012

(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $42,191,206 and amounted to 6.2% of net assets.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2018.
(d)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2018.

(e)	All or a portion of this security is on loan.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate represents the effective yield at September 30, 2018.
(h)	Rate disclosed is the daily yield on September 30, 2018.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR012M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Future	326	12/19/18	$39,113,257	$38,722,688	$(390,569)
30-Year U.S. Treasury Bond Future	302	12/19/18	43,394,670	42,431,000	(963,670)
5-Year U.S. Treasury Note Future	353	12/31/18	39,980,569	39,704,227	(276,342)
					$(1,630,581)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	32	12/31/18	$6,750,391	$6,743,500	$6,891

	Total unrealized appreciation				$6,891
	Total unrealized depreciation				(1,630,581)
	Total net unrealized appreciation(depreciation)				$(1,623,690)

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 30	5.00%	6/20/23	Daily	3.06%	$65,000,000	$(5,087,393)	$(4,415,320)	$(672,073)

(a)        When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)        Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)        The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedules of portfolio investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	September 30, 2018
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (12.4%)
American Express Credit Account Master Trust , Series 2014-1, Class B, 2.66% (LIBOR01M+50bps), 12/15/21(a)(b)	$2,100,000	$2,102,295
AmeriCredit Automobile Receivables Trust , Series 2015-3, Class D, 3.34%, 8/8/21, Callable 12/8/19 @ 100(b)	1,675,000	1,678,780
AmeriCredit Automobile Receivables Trust , Series 2018-1, Class B, 3.26%, 1/18/24, Callable 2/18/22 @ 100(b)	2,800,000	2,785,168
AmeriCredit Automobile Receivables Trust , Series 2016-3, Class C, 2.24%, 4/8/22, Callable 9/8/20 @ 100(b)	1,635,000	1,611,538
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/20 @ 100(b)	1,385,000	1,365,092
Avis Budget Rental Car Funding (AESOP) LLC , Series 2014-1, Class A, 2.46%, 7/20/20(b)(c)	1,250,000	1,246,600
CarMax Auto Owner Trust , Series 2015-2, Class A3, 1.37%, 3/16/20, Callable 7/15/19 @ 100	161,838	161,658
Chrysler Capital Auto Receivables Trust , Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 1/15/21 @ 100(b)(c)	1,700,000	1,669,062
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 5/15/20 @ 100(b)	630,806	630,313
Drive Auto Receivables Trust , Series 2018-2, Class B, 3.22%, 4/15/22, Callable 3/15/21 @ 100(b)	3,600,000	3,595,798
Drive Auto Receivables Trust , Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 7/15/20 @ 100(b)(c)	885,000	884,277
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100(b)(c)	1,013,347	1,012,484
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 11/15/20 @ 100(c)	740,000	737,646
GM Financing Automobile Leasing Trust , Series 2016-3, Class B, 1.97%, 5/20/20, Callable 5/20/19 @ 100(b)	2,000,000	1,989,018
Nissan Auto Receivables Owner Trust , Series 2015-B, Class A3, 1.34%, 3/16/20, Callable 12/15/19 @ 100	383,784	382,912
Santander Drive Auto Receivables Trust , Series 2018-2, Class B, 3.03%, 9/15/22, Callable 1/15/21 @ 100(b)	2,750,000	2,735,725
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100(b)	1,600,000	1,595,107
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 7/15/20 @ 100(b)	1,375,000	1,362,648
Santander Drive Auto Receivables Trust , Series 2016-3, Class C, 2.46%, 3/15/22, Callable 8/15/20 @ 100(b)	2,770,000	2,750,660
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)(c)	1,585,000	1,574,755
Synchrony Credit Card Master Note Trust , Series 2016-1, Class A, 2.04%, 3/15/22	1,150,000	1,147,086
Toyota Auto Receivables Owner Trust , Series 2016-A, Class A3, 1.25%, 3/16/20, Callable 12/15/19 @ 100	508,477	506,423
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24(b)	1,610,000	1,582,487
Total Asset Backed Securities (Cost $35,330,680)		35,107,532

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (6.0%)
BX Trust , Series 2017-APPL, Class A, 3.04% (LIBOR01M+88bps), 7/15/34(a)(b)(c)	$2,713,120	$2,713,315
BX Trust , Series 2017-SLCT, Class B, 3.36% (LIBOR01M+120bps), 7/15/34(a)(b)(c)	2,663,185	2,668,094
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47(b)	1,692,640	1,692,279
Drive Auto Recievables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 7/15/20 @ 100(b)(c)	123,126	123,113
Galaxy CLO Ltd. , Series 2017-24A, Class A, 3.46% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100(a)(b)(c)	1,000,000	998,490
Great Wolf Trust , Series 2017-WOLF, Class A, 3.16% (LIBOR01M+85bps), 9/15/34(a)(b)(c)	2,000,000	2,000,453
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46(b)	167,739	167,676
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45(b)(c)(d)	2,000,000	2,089,625
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45(b)	176,478	176,478
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class A2, 3.07%, 12/15/46(b)	539,015	538,606
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46(b)	706,711	705,355
Steele Creek CLO Ltd. , Series 2017-1A, Class A, 3.59% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)(c)	2,175,000	2,177,751
Voya CLO Ltd. , Series 2017-4A, Class A1, 3.47% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100(a)(b)(c)	1,000,000	999,920
Total Collateralized Mortgage Obligations (Cost $17,234,650)		17,051,155

Residential Mortgage Backed Securities (4.3%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 4.17%, 4/25/33, Callable 10/25/18 @ 100(b)(d)	8,998	8,998
Bear Stearns Alt-A Trust , Series 2004-6, Class 1A, 2.86% (LIBOR01M+64bps), 7/25/34, Callable 10/25/18 @ 100(a)(b)	175,488	174,465
Bear Stearns Alt-A Trust , Series 2003-3, Class 2A, 4.34%, 10/25/33, Callable 10/25/18 @ 100(b)(d)	512,945	512,945
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 10/25/18 @ 100	9,161	9,161
Credit Suisse First Boston Mortgage Securities Corp. , Series 2004-5, Class 5A1, 5.00%, 8/25/19, Callable 10/25/18 @ 100(b)	13,229	13,164
Credit Suisse First Boston Mortgage Securities Corp. , Series 2004-AR7, Class 4A1, 4.21%, 11/25/34, Callable 10/25/18 @ 100(b)(d)	483,642	483,642
Credit Suisse First Boston Mortgage Securities Corp. , Series 2003-23, Class 2A8, 4.50%, 10/25/18(b)	2,433	2,451
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 5/25/29 @ 100(b)(c)(d)	687,325	676,923
JPMorgan Mortgage Trust , Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 8/25/35 @ 100(b)(c)(d)	2,495,612	2,375,854
JPMorgan Mortgage Trust , Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 9/25/38 @ 100(b)(c)(d)	985,889	971,424

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value
JPMorgan Mortgage Trust , Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 3/25/39 @ 100(b)(c)(d)	$1,438,817	$1,415,394
JPMorgan Mortgage Trust , Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/18 @ 100(b)	3,543	3,543
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 2/25/19 @ 100(b)	6,002	6,029
JPMorgan Mortgage Trust , Series 2014-5, Class A11, 2.99%, 10/25/29, Callable 12/25/25 @ 100(b)(c)(d)	2,136,220	2,080,829
Madison Park Funding Ltd. , Series 2017-26A, Class AR, 3.54% (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100(a)(b)(c)	1,750,000	1,754,358
Morgan Stanley Mortgage Loan Trust , Series 2005-6AR, Class 1A1, 2.50% (LIBOR01M+28bps), 11/25/35, Callable 10/25/18 @ 100(a)(b)	106,758	106,181
Prime Mortgage Trust , Series 2004-2, Class A2, 4.75%, 11/25/19, Callable 10/25/18 @ 100(b)	10,631	10,631
Residential Asset Securities Corp. , Series 2005-KS1, Class M1, 2.89% (LIBOR01M+68bps), 2/25/35, Callable 10/25/18 @ 100(a)	768,973	766,526
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/18 @ 100(b)	4,320	4,320
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/18 @ 100(b)(d)	279	281
Structured Asset Securities Corp. , Series 2003-34A, Class 3A2, 4.13%, 11/25/33, Callable 10/25/18 @ 100(b)(d)	328,322	328,322
Wells Fargo Mortgage Backed Securities Trust , Series 2003-J, Class 2A1, 4.42%, 10/25/33, Callable 10/25/18 @ 100(b)(d)	28,402	28,402
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Z, Class 2A2, 3.76%, 12/25/34, Callable 10/25/18 @ 100(b)(d)	64,212	64,212
Wells Fargo Mortgage Backed Securities Trust , Series 2004-O, Class A1, 4.63%, 8/25/34, Callable 10/25/18 @ 100(b)(d)	94,108	94,108
Wells Fargo Mortgage Backed Securities Trust , Series 2004-M, Class A7, 4.61%, 8/25/34, Callable 10/25/18 @ 100(b)(d)	134,367	134,367
Total Residential Mortgage Backed Securities (Cost $12,326,103)		12,026,530

Corporate Bonds (49.7%)
Communication Services (4.2%):
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100 (b)	4,079,000	4,024,667
3.51%, (LIBOR03M+118bps), 6/12/24 (a)	1,750,000	1,755,898
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (b)	2,255,000	2,273,468
Verizon Communications Inc., 3.41%(LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(b)	2,035,000	2,052,074
Vodafone Group PLC, 3.33%(LIBOR03M+99bps), 1/16/24 (a)(b)	1,720,000	1,724,352
		11,830,459
Consumer Discretionary (4.7%):
Alibaba Group Holding Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100	999,000	993,316
Aptiv PLC, 3.15%, 11/19/20, Callable 10/19/20 @ 100 (b)	1,730,000	1,712,250
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (b)	2,115,000	2,206,305
BorgWarner, Inc., 4.63%, 9/15/20 (b)	859,000	876,524
D.R Horton, Inc., 4.00%, 2/15/20 (b)	2,133,000	2,146,545
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (b)	2,622,000	2,599,897
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19 @ 100 (b)	640,000	643,078

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value
O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100 (b)(e)	$2,050,000	$2,109,696
		13,287,611
Consumer Staples (2.0%):
Bat Capital Corp., 2.30%, 8/14/20 (b)(c)	1,250,000	1,225,213
Church & Dwight Co., Inc., 2.45%, 12/15/19, Callable 11/15/19 @ 100 (b)	1,515,000	1,498,986
Ingredion, Inc., 4.63%, 11/1/20	900,000	920,502
Molson Coors Brewing Co., 1.45%, 7/15/19 (b)	1,250,000	1,235,450
Pernod Ricard SA, 5.75%, 4/7/21 (b)(c)	1,173,000	1,234,066
		6,114,217
Energy (4.4%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 11/5/18 @ 100 (b)	1,700,000	1,699,575
Enable Midstream Partner, 2.40%, 5/15/19, Callable 4/15/19 @ 100 (b)	2,900,000	2,887,500
LUKOIL International Finance BV, 6.13%, 11/9/20 (b)(c)	2,815,000	2,925,883
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (b)	1,040,000	1,041,082
Pioneer Natural Resource Co.
7.50%, 1/15/20 (b)	1,135,000	1,193,282
3.45%, 1/15/21, Callable 12/15/20 @ 100 (b)	1,825,000	1,823,230
Texas Gas Transmission LLC, 4.50%, 2/1/21, Callable 11/1/20 @ 100 (b)(c)	1,085,000	1,093,550
		12,664,102
Financials (12.9%):
Alleghany Corp., 5.63%, 9/15/20	800,000	831,680
Bank of America Corp.
2.25%, 4/21/20, MTN (b)	1,300,000	1,282,281
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	754,000	736,696
3.31%, (LIBOR03M+96bps), 7/23/24, Callable 7/23/23 @ 100 (a)(b)(e)	1,813,000	1,821,539
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100 (b)(e)	710,000	708,750
2.50%, 5/12/20, Callable 4/12/20 @ 100	590,000	582,554
3.45%, 4/30/21, Callable 3/30/21 @ 100 (b)	3,500,000	3,495,906
Citigroup, Inc.
3.40%, (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(b)	1,500,000	1,524,315
3.29%, (LIBOR03M+95bps), 7/24/23, Callable 7/24/22 @ 100 (a)(b)	1,747,000	1,759,159
HSBC Holdings PLC, 3.32%(LIBOR03M+100bps), 5/18/24, Callable 5/18/23 @ 100 (a)(b)	1,733,000	1,729,690
JPMorgan Chase & Co., 3.24%(LIBOR03M+89bps), 7/23/24, Callable 7/23/23 @ 100 (a)(b)	1,733,000	1,738,251
KeyBank NA, 1.60%, 8/22/19 (b)	3,000,000	2,968,469
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	325,000	325,413
Morgan Stanley
2.45%, 2/1/19 (b)	1,000,000	999,240
2.65%, 1/27/20 (b)	1,355,000	1,346,152
3.56%, (LIBOR03M+122bps), 5/8/24, Callable 5/8/23 @ 100 (a)(b)	1,733,000	1,760,763
Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100 (b)	1,190,000	1,180,611
SVB Financial Group, 5.38%, 9/15/20 (b)	1,741,000	1,804,076
The Goldman Sachs Group, Inc, 4.09%(LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a)(b)	1,733,000	1,799,061
The Goldman Sachs Group, Inc., 3.48%(LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a)(b)	1,500,000	1,520,310

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value
UBS Group Funding Switzerland AG
2.95%, 9/24/20 (b)(c)	$2,075,000	$2,055,122
3.26%, (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a)(b)(c)	1,725,000	1,731,624
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (b)	3,000,000	2,952,150
		36,653,812
Health Care (8.3%):
AbbVie, Inc., 2.00%, 11/6/18 (b)	2,500,000	2,498,675
Agilent Technologies, Inc., 5.00%, 7/15/20 (b)	1,500,000	1,545,030
Amgen, Inc., 2.20%, 5/11/20 (b)	3,205,000	3,159,745
Bayer US Finance II LLC
3.50%, 6/25/21, Callable 5/25/21 @ 100 (c)	1,000,000	997,180
3.34%, (LIBOR03M+101bps), 12/15/23, Callable 11/15/23 @ 100 (a)(b)(c)	1,829,000	1,831,487
Biogen, Inc., 2.90%, 9/15/20 (b)	2,873,000	2,858,463
Celgene Corp., 2.88%, 2/19/21 (b)	3,020,000	2,981,797
Edwards Lifesciences Corp., 2.88%, 10/15/18 (b)	1,845,000	1,844,871
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	2,390,000	2,376,950
Halfmoon Parent, Inc., 3.22%(LIBOR03M+89bps), 7/15/23, Callable 6/15/23 @ 100 (a)(c)	1,725,000	1,724,569
Universal Health Services, Inc., 3.75%, 8/1/19 (b)(c)	1,645,000	1,648,422
		23,467,189
Industrials (3.3%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (b)	1,330,000	1,370,379
Aercap Holdings NV, 4.63%, 10/30/20 (b)	2,015,000	2,052,862
Equifax, Inc., 3.60%, 8/15/21	1,000,000	992,800
Honeywell International, Inc., 1.80%, 10/30/19	744,000	736,649
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (b)	1,150,000	1,170,010
Kansas City Southern, 2.35%, 5/15/20, Callable 4/15/20 @ 100 (b)	1,756,000	1,722,337
Spirit AeroSystems, Inc., 3.13%(LIBOR03M+80bps), 6/15/21, Callable 5/31/19 @ 100 (a)	1,000,000	1,002,000
		9,047,037
Information Technology (2.7%):
Juniper Networks, Inc., 3.13%, 2/26/19 (b)	2,930,000	2,930,938
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100	778,000	764,152
Maxim Integrated Product, Inc., 2.50%, 11/15/18	1,000,000	999,690
NetApp, Inc., 2.00%, 9/27/19 (b)	1,025,000	1,015,816
VMware, Inc., 2.30%, 8/21/20 (b)	2,110,000	2,064,804
		7,775,400
Materials (2.5%):
Anglo American Capital PLC, 4.13%, 4/15/21 (b)(c)	3,275,000	3,292,291
Newmont Mining Corp., 5.13%, 10/1/19 (b)	3,285,000	3,335,950
		6,628,241
Real Estate (2.8%):
CubeSmart, LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100	2,731,000	2,802,989
Healthcare Trust of America Holdings LP, 3.38%, 7/15/21, Callable 5/15/21 @ 100 (b)	1,000,000	990,950
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (b)	2,200,000	2,163,238
Welltower, Inc., 6.13%, 4/15/20 (b)	1,906,000	1,981,001
		7,938,178
Utilities (1.9%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (b)	1,950,000	1,913,711

See notes to schedules of portfolio investments.

Security Description	Shares or Principal Amount	Value
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (b)(c)	$3,290,000	$3,346,292
		5,260,003
Total Corporate Bonds (Cost $142,010,082)		140,666,249

U.S. Government Mortgage Backed Agencies (9.7%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (b)	1,074,071	1,141,142
5.50%, 10/25/23 (b)	7,359	7,579
Series 4430, Class NG2.50%, 2/15/38 (b)	2,083,940	2,046,450
7.00%, 9/1/38 (b)	6,909	7,823
Series 4320, Class AP3.50%, 7/15/39 (b)	1,030,644	1,025,020
Series 3713, Class PA2.00%, 2/15/40 - 3/15/40 (b)	7,508,213	7,200,835
Series 4049, Class AB2.75%, 12/15/41 (b)	653,444	641,996
		12,070,845
Federal National Mortgage Association
Series 2010-156, Class DY3.50%, 1/25/26 - 3/25/40 (b)	4,737,357	4,752,063
6.00%, 2/1/37 (b)	1,126,620	1,220,556
Series 2013-33, Class UD2.50%, 4/25/39 (b)	1,275,682	1,226,111
Series 2011-21, Class PA4.50%, 5/25/40 (b)	2,838,567	2,915,639
Series 2011-101, Class LA3.00%, 10/25/40 (b)	1,123,862	1,106,360
5.00%, 2/1/41 - 10/1/41 (b)	3,961,418	4,210,449
		15,431,178
Total U.S. Government Mortgage Backed Agencies (Cost $28,340,907)		27,502,023

U.S. Treasury Obligations (15.7%)
U.S. Treasury Bill, 2.14%, 12/27/18 (b)(f)	14,000,000	13,927,101
U.S. Treasury Notes
1.13%, 1/31/19 (b)	5,337,000	5,316,085
1.63%, 8/31/19 (b)	11,805,000	11,698,940
2.25%, 3/31/20 (b)	9,000,000	8,933,531
2.38%, 4/15/21 (b)	4,500,000	4,446,551
Total U.S. Treasury Obligations (Cost $44,483,447)		44,322,208

Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.18%(g)	87,103	87,103
Fidelity Investments Money Market Government Portfolio, Class I , 2.00%(g)	136,772	136,772
Fidelity Investments Prime Money Market Portfolio, Class I , 2.18%(g)	43,556	43,556
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.23%(g)	27,218	27,218
JPMorgan Prime Money Market Fund, Capital Class , 2.18%(g)	146,976	146,976

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(g)	54,436	$54,436
Total Collateral for Securities Loaned (Cost $496,061)		496,061
Total Investments (Cost $280,221,930) — 98.0%		277,171,758
Other assets in excess of liabilities — 2.0%		5,757,011
NET ASSETS - 100.00%		$282,928,769

(a)                     Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2018.

(b)                     All or a portion of this security has been segregated as collateral for derivative instruments.

(c)                      Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $53,276,066 and amounted to 18.8% of net assets.

(d)                     The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2018.

(e)                      All or a portion of this security is on loan.

(f)                       Rate represents the effective yield at September 30, 2018.

(g)                      Rate disclosed is the daily yield on September 30, 2018.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	308	12/31/18	$65,061,238	$64,906,188	$(155,051)
5-Year U.S. Treasury Note Future	134	12/31/18	15,177,483	15,071,859	(105,624)
					$(260,675)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(260,675)
	Total net unrealized depreciation				$(260,675)

See notes to schedules of portfolio investments.

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument	Fixed Deal Pay Rate	Expiration Date	Payment Frequency	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 30	5.00%	6/20/23	Daily	3.06%	$27,000,000	$(2,113,224)	$(1,834,056)	$(279,168)
						$(2,113,224)	$(1,834,056)	$(279,168)

Credit Default Swap Agreements - Sell Protection(d)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2018(b)	Notional Amount(e)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade 5 Year Index; Series 30	1.00%	6/20/23	Daily	0.54%	$14,000,000	$278,655	$263,448	$15,207
						$278,655	$263,448	$15,207

(a)                       When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                      Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                       The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

(d)                      When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(e)                       The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America Investment Grade 5 Year Index.

See notes to schedules of portfolio investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	September 30, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.3%)
Australia (6.7%):
Financials (1.8%):
Macquarie Group Ltd.	33,877	$3,081,097

Health Care (1.6%):
CSL Ltd.	17,851	2,593,202

Materials (1.9%):
BHP Billiton Ltd.	125,295	3,120,564

Real Estate (1.4%):
Scentre Group	837,290	2,405,671
		11,200,534
Belgium (0.8%):
Information Technology (0.8%):
Melexis NV	16,405	1,269,741

China (0.4%):
Communication Services (0.4%):
Tencent Holdings Ltd.	14,600	596,164

Denmark (1.4%):
Consumer Staples (1.4%):
Royal Unibrew A/S	28,502	2,346,516

France (10.0%):
Consumer Discretionary (3.5%):
Cie Generale des Etablissements Michelin	19,537	2,331,554
LVMH Moet Hennessy Louis Vuitton SA	9,762	3,449,165
		5,780,719
Energy (1.4%):
Total SA	36,765	2,390,181

Financials (1.8%):
AXA SA	110,051	2,948,515

Information Technology (1.9%):
Cap Gemini SA	24,835	3,126,271

Materials (1.4%):
Arkema SA	18,427	2,283,348
		16,529,034
Germany (8.5%):
Financials (2.2%):
Allianz SE	16,760	3,729,740

Health Care (0.8%):
Bayer AG	14,850	1,317,036

Industrials (1.8%):
Siemens AG	11,771	1,504,889
Washtec AG	16,251	1,425,968
		2,930,857
Information Technology (2.2%):
SAP SE	29,719	3,653,885

Real Estate (1.5%):
Vonovia SE	49,431	2,417,271
		14,048,789

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)
Greece (0.6%):
Energy (0.6%):
Motor Oil (Hellas) Corinth Refineries SA	40,382	$1,056,060

Hong Kong (3.5%):
Financials (1.6%):
AIA Group Ltd.	185,200	1,651,509
BOC Hong Kong Holdings Ltd.	220,000	1,044,250
		2,695,759
Real Estate (1.0%):
CK Asset Holdings Ltd.	216,000	1,619,270

Utilities (0.9%):
HK Electric Investments & HK Electric Investments Ltd.	1,501,000	1,515,670
		5,830,699
Ireland (1.4%):
Industrials (1.4%):
Experian PLC	88,964	2,282,478

Italy (2.8%):
Financials (1.0%):
Banca Generali SpA	63,196	1,627,414

Health Care (0.7%):
Recordati SpA	35,122	1,187,458

Utilities (1.1%):
Enel SpA	353,260	1,805,466
		4,620,338
Japan (22.3%):
Communication Services (1.1%):
Nippon Telegraph & Telephone Corp.	40,900	1,846,156

Consumer Discretionary (2.3%):
Toyota Motor Corp.	60,600	3,776,214

Consumer Staples (1.4%):
Matsumotokiyoshi Holdings Co. Ltd.	56,600	2,321,477

Financials (3.3%):
Jafco Co. Ltd.	31,100	1,209,126
Mitsubishi UFJ Financial Group, Inc.	352,500	2,190,360
Tokio Marine Holdings, Inc.	43,800	2,174,772
		5,574,258
Health Care (2.6%):
Hoya Corp.	33,300	1,978,068
Shionogi & Co. Ltd.	36,400	2,379,875
		4,357,943
Industrials (7.6%):
EN-Japan, Inc.	35,600	1,786,878
Fuji Electric Co. Ltd.	62,000	2,483,965
Hitachi Construction Machinery Co. Ltd.	42,200	1,411,085
ITOCHU Corp.	63,200	1,156,959
Kyowa Exeo Corp. (b)	72,900	2,134,072
Okuma Corp. (b)	30,300	1,683,205
Sanwa Holdings Corp.	159,700	1,901,919
		12,558,083
Information Technology (2.1%):
Fujitsu Ltd.	13,000	926,279

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)
Oracle Corp. Japan	24,000	$1,934,076
Ulvac, Inc.	15,500	581,896
		3,442,251
Materials (0.5%):
DIC Corp.	23,200	835,167

Real Estate (0.5%):
Sumitomo Realty & Development	25,000	897,020

Utilities (0.9%):
Chubu Electric Power Co., Inc.	95,300	1,443,853
		37,052,422
Macau (0.8%):
Consumer Discretionary (0.8%):
Wynn Macau Ltd. (b)	553,600	1,271,469

Netherlands (3.7%):
Communication Services (1.4%):
Koninklijke KPN NV	858,426	2,264,251

Financials (0.4%):
ING Groep NV	47,030	610,329

Industrials (1.9%):
Wolters Kluwer NV	51,215	3,192,329
		6,066,909
Norway (2.1%):
Energy (0.7%):
Aker BP ASA	28,043	1,187,863

Financials (1.4%):
SpareBank 1 SMN	202,691	2,265,141
		3,453,004
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	130,049	957,070

Singapore (0.4%):
Financials (0.4%):
DBS Group Holdings Ltd.	39,100	746,108

Spain (2.2%):
Communication Services (1.4%):
Telefonica SA	286,750	2,261,689

Financials (0.8%):
Banco Santander SA (b)	265,968	1,331,441
		3,593,130
Sweden (2.6%):
Industrials (2.6%):
Atlas Copco AB, Class B	119,179	3,176,561
Epiroc AB, Class B (c)	119,405	1,226,798
		4,403,359
Switzerland (8.1%):
Consumer Staples (2.7%):
Nestle SA, Registered Shares	53,845	4,483,703

Financials (0.4%):
UBS Group AG, Registered Shares	44,933	709,720

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)
Health Care (5.0%):
Novartis AG	45,148	$3,887,855
Roche Holding AG (b)	17,780	4,301,232
		8,189,087
		13,382,510
United Kingdom (18.4%):
Consumer Discretionary (0.7%):
Next PLC	16,760	1,199,267

Consumer Staples (4.9%):
Britvic PLC	216,840	2,206,983
Diageo PLC	93,899	3,326,160
Unilever PLC	47,599	2,614,415
		8,147,558
Energy (3.3%):
BP PLC	306,054	2,345,471
Royal Dutch Shell PLC, Class A	90,350	3,097,495
		5,442,966
Financials (3.8%):
Close Brothers Group PLC	108,960	2,245,364
HSBC Holdings PLC	288,341	2,515,507
Legal & General Group PLC	467,825	1,596,817
		6,357,688
Health Care (1.2%):
Smith & Nephew PLC	106,076	1,935,028

Industrials (1.4%):
RELX PLC	106,677	2,243,787

Materials (3.1%):
Croda International PLC	28,579	1,936,898
Rio Tinto PLC	64,896	3,272,961
		5,209,859
		30,536,153
Total Common Stocks (Cost $140,199,656)		161,242,487

Preferred Stocks (1.6%)
Japan (1.6%):
Consumer Staples (1.6%):
Ito En Ltd.	119,300	2,618,816
Total Preferred Stocks (Cost $1,966,817)		2,618,816

Collateral for Securities Loaned (2.3%)
United States (2.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (d)	678,868	678,868
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (d)	1,065,989	1,065,989
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (d)	339,473	339,473
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (d)	212,134	212,134
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (d)	1,145,517	1,145,517

See notes to schedules of portfolio investments.

Security Description	Share	Fair Value(a)
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (d)	424,268	$424,268
Total Collateral for Securities Loaned (Cost $3,866,249)		3,866,249
Total Investments (Cost $146,032,722) — 101.2%		167,727,552
Liabilities in excess of other assets — (1.2)%		(1,993,706)
NET ASSETS - 100.00%		$165,733,846

(a)                     All securities (except collateral for securities loaned) were fair valued at September 30, 2018.  See Note 2 for further information.

(b)                     All or a portion of this security is on loan.

(c)                      Non-income producing security.

(d)                     Rate disclosed is the daily yield on September 30, 2018.

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Banks (10.6%):
Citigroup, Inc.	519,250	$37,250,996
Comerica, Inc.	323,640	29,192,328
The PNC Financial Services Group, Inc.	172,360	23,473,708
U.S. Bancorp	337,430	17,819,678
		107,736,710
Capital Markets (1.7%):
E*TRADE Financial Corp.(a)	320,475	16,789,685

Communication Services (6.5%):
Alphabet, Inc., Class A(a)	24,505	29,579,495
Facebook, Inc., Class A(a)	220,980	36,342,371
		65,921,866
Consumer Discretionary (5.8%):
Aramark(b)	463,410	19,935,898
Booking Holdings, Inc.(a)	10,070	19,978,880
LKQ Corp.(a)(b)	588,260	18,630,194
		58,544,972
Consumer Finance (2.0%):
Capital One Financial Corp.	209,510	19,888,784

Consumer Staples (6.6%):
Keurig Dr Pepper, Inc.(b)	768,550	17,807,304
Mondelez International, Inc., Class A	817,180	35,106,053
Post Holdings, Inc.(a)(b)	137,460	13,476,578
		66,389,935
Energy (11.3%):
Chevron Corp.	180,970	22,129,012
Devon Energy Corp.	437,821	17,486,571
Enterprise Products Partners LP(b)	778,830	22,375,785
EQT Corp.	504,020	22,292,804
Helmerich & Payne, Inc.	155,650	10,704,051
Noble Energy, Inc.(b)	623,650	19,451,644
		114,439,867
Health Care (12.1%):
Allergan PLC	200,147	38,124,001
CVS Health Corp.	387,765	30,524,861
Quest Diagnostics, Inc.	71,220	7,685,350
UnitedHealth Group, Inc.	79,935	21,265,907
Zimmer Biomet Holdings, Inc.	188,290	24,754,486
		122,354,605
Industrials (7.2%):
Eaton Corp. PLC	215,910	18,725,874
Sensata Technologies Holding PLC(a)(b)	356,530	17,666,062
Southwest Airlines Co.	345,830	21,597,084
Union Pacific Corp.	97,850	15,932,916
		73,921,936
Information Technology (8.2%):
Cognizant Technology Solutions Corp., Class A	258,857	19,970,818
FleetCor Technologies, Inc.(a)	87,730	19,988,403

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Visa, Inc., Class A	284,750	$42,738,127
		82,697,348
Insurance (13.9%):
Aflac, Inc.	446,280	21,006,400
American International Group, Inc.(b)	658,820	35,075,576
Arch Capital Group Ltd.(a)	513,410	15,304,752
Brown & Brown, Inc.	1,000,340	29,580,054
Cincinnati Financial Corp.(b)	283,430	21,770,258
Unum Group	472,230	18,450,026
		141,187,066
Materials (4.6%):
Ball Corp.(b)	665,680	29,283,263
Sealed Air Corp.(b)	441,460	17,724,619
		47,007,882
Real Estate (4.2%):
Equity Commonwealth(a)	668,330	21,446,710
Invitation Homes, Inc.	934,280	21,404,355
		42,851,065
Utilities (3.3%):
Duke Energy Corp.	226,450	18,120,529
Exelon Corp.(b)	339,910	14,840,471
		32,961,000
Total Common Stocks (Cost $842,570,907)		992,692,721

Collateral for Securities Loaned (4.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.18%(c)	7,829,724	7,829,724
Fidelity Investments Money Market Government Portfolio, Class I , 2.00%(c)	12,294,595	12,294,595
Fidelity Investments Prime Money Market Portfolio, Class I , 2.18%(c)	3,915,317	3,915,317
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.23%(c)	2,446,651	2,446,651
JPMorgan Prime Money Market Fund, Capital Class , 2.18%(c)	13,211,810	13,211,810
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.23%(c)	4,893,303	4,893,303
Total Collateral for Securities Loaned (Cost $44,591,400)		44,591,400
Total Investments (Cost $887,162,307) — 102.4%		1,037,284,121
Liabilities in excess of other assets — (2.4)%		(24,397,511)
NET ASSETS - 100.00%		$1,012,886,610

(a)                     Non-income producing security.

(b)                     All or a portion of this security is on loan.

(c)                      Rate disclosed is the daily yield on September 30, 2018.

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Communications Equipment (1.3%):
Lumentum Holdings, Inc.(a)(b)	27,063	$1,622,427

Consumer Discretionary (16.5%):
Arco Platform Ltd., Class A(a)	18,130	413,364
AT Home Group, Inc.(a)(b)	50,400	1,589,112
Dave & Buster’s Entertainment, Inc.	22,700	1,503,194
Dineequity, Inc.(b)	23,470	1,908,345
Eldorado Resorts, Inc.(a)(b)	33,700	1,637,820
Grand Canyon Education, Inc.(a)	16,289	1,837,399
Lithia Motors, Inc.	11,683	954,034
Monro Muffler Brake, Inc.(b)	17,380	1,209,648
National Vision Holdings, Inc.(a)	23,180	1,046,345
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	14,448	1,388,453
Planet Fitness, Inc., Class A(a)	38,420	2,075,832
Red Rock Resorts, Inc., Class A(b)	36,890	983,119
Steven Madden Ltd.	26,209	1,386,456
Weight Watchers International, Inc.(a)	18,000	1,295,820
Wingstop, Inc.	12,110	826,750
		20,055,691
Consumer Staples (2.7%):
Freshpet, Inc.(a)	21,560	791,252
Nomad Foods Ltd.(a)	117,080	2,372,041
		3,163,293
Electronic Equipment, Instruments & Components (0.9%):
Littelfuse, Inc.	5,739	1,135,691

Energy (2.0%):
Newpark Resources, Inc.(a)	177,909	1,841,358
SRC Energy, Inc.(a)	71,810	638,391
		2,479,749
Financials (5.0%):
Green Dot Corp.(a)	12,190	1,082,716
Kemper Corp.	15,050	1,210,773
LendingTree, Inc.(a)(b)	3,104	714,230
Primerica, Inc.	8,280	998,154
Texas Capital Bancshares, Inc.(a)	11,290	933,119
Western Alliance BanCorp(a)	20,604	1,172,161
		6,111,153
Health Care (24.3%):
Aimmune Therapeutics, Inc.(a)(b)	20,720	565,242
Amicus Therapeutics, Inc.(a)(b)	107,119	1,295,068
Apellis Pharmaceuticals, Inc.(a)(b)	35,550	632,079
Aptinyx, Inc.(a)	23,400	677,664
Assembly Biosciences, Inc.(a)	13,020	483,563
Audentes Therapeutics, Inc.(a)	21,010	831,786
Bluebird Bio, Inc.(a)(b)	7,442	1,086,532
Blueprint Medicines Corp.(a)	13,216	1,031,641
Celyad SA, ADR(a)(b)	15,961	420,732
Cytomx Therapeutics, Inc.(a)	25,210	466,385
Exact Sciences Corp.(a)(b)	18,030	1,422,927
Globus Medical, Inc., Class A(a)(b)	25,680	1,457,597
GW Pharmaceuticals PLC, ADR(a)(b)	7,930	1,369,828
HealthEquity, Inc.(a)	13,780	1,300,970

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Immunomedics, Inc.(a)(b)	60,230	$1,254,591
Insulet Corp.(a)(b)	16,200	1,716,390
Iovance Biotherapeutics, Inc.(a)(b)	74,254	835,358
Irhythm Technologies, Inc.(a)	6,020	569,853
Kura Oncology, Inc.(a)	43,530	761,775
Ligand Pharmaceuticals, Inc., Class B(a)(b)	6,908	1,896,176
Loxo Oncology, Inc.(a)	9,606	1,640,992
Madrigal Pharmaceuticals, Inc.(a)(b)	5,260	1,126,324
Masimo Corp.(a)	14,740	1,835,720
Penumbra, Inc.(a)	8,520	1,275,444
Sage Therapeutics, Inc.(a)	6,226	879,423
Sienna Biopharmaceuticals, Inc.(a)(b)	12,440	184,361
Teladoc, Inc.(a)(b)	25,650	2,214,878
		29,233,299
Industrials (14.0%):
Altra Industrial Motion Corp.(b)	33,830	1,397,179
Axon Enterprise, Inc.(a)	12,010	821,844
Azul SA, ADR(a)(b)	56,770	1,009,938
H&E Equipment Services, Inc.	45,190	1,707,278
Harsco Corp.(a)	74,680	2,132,114
Kennametal, Inc.(b)	45,760	1,993,306
Proto Labs, Inc.(a)	7,420	1,200,185
Saia, Inc.(a)	19,650	1,502,243
Simpson Manufacturing Co., Inc.	24,090	1,745,561
Siteone Landscape Supply, Inc.(a)(b)	16,790	1,264,959
The Brink’s Co.(b)	11,530	804,218
Welbilt, Inc.(a)(b)	60,930	1,272,218
		16,851,043
IT Services (9.4%):
Black Knight, Inc.(a)	38,493	1,999,711
Euronet Worldwide, Inc.(a)	22,353	2,240,218
InterXion Holding NV(a)	27,890	1,876,997
WEX, Inc.(a)	7,310	1,467,556
Wix.com Ltd.(a)	19,620	2,348,514
WNS Holdings Ltd., ADR(a)	26,716	1,355,837
		11,288,833
Materials (5.0%):
Allegheny Technologies, Inc.(a)(b)	76,830	2,270,327
Ashland Global Holdings, Inc.	21,530	1,805,506
Ferro Corp.(a)(b)	81,820	1,899,860
		5,975,693
Semiconductors & Semiconductor Equipment (3.8%):
Cypress Semiconductor Corp.(b)	52,580	761,884
MKS Instruments, Inc.	12,230	980,235
Monolithic Power Systems, Inc.	6,147	771,633
Tower Semiconductor Ltd.(a)(b)	40,044	871,357
Versum Materials, Inc.	33,290	1,198,773
		4,583,882
Software (12.5%):
Cornerstone OnDemand, Inc.(a)(b)	36,390	2,065,132
Coupa Software, Inc.(a)	18,400	1,455,440
Envestnet, Inc.(a)(b)	21,530	1,312,254
Fair Isaac Corp.(a)	4,560	1,042,188
HubSpot, Inc.(a)(b)	6,499	981,024

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Mindbody, Inc.(a)(b)	47,540	$1,932,501
Q2 Holdings, Inc.(a)	17,660	1,069,313
RingCentral, Inc., Class A(a)	37,808	3,518,033
SendGrid, Inc.(a)	47,740	1,756,355
		15,132,240
Total Common Stocks (Cost $85,310,273)		117,632,994

Collateral for Securities Loaned (23.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	4,895,716	4,895,716
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	7,687,479	7,687,479
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	2,448,142	2,448,142
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	1,529,825	1,529,825
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	8,260,988	8,260,988
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	3,059,650	3,059,650
Total Collateral for Securities Loaned (Cost $27,881,800)		27,881,800
Total Investments (Cost $113,192,073) — 120.5%		145,514,794
Liabilities in excess of other assets — (20.5)%		(24,735,920)
NET ASSETS - 100.00%		$120,778,874

(a)                     Non-income producing security.

(b)                     All or a portion of this security is on loan.

(c)                      Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory S&P 500 Index VIP Series	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (9.9%):
Activision Blizzard, Inc.	3,908	$325,107
Alphabet, Inc., Class C(a)	1,578	1,883,296
Alphabet, Inc., Class A(a)	1,532	1,849,247
AT&T, Inc.	37,224	1,249,983
CBS Corp., Class B	1,735	99,676
CenturyLink, Inc.(b)	4,872	103,286
Charter Communications, Inc., Class A(a)	915	298,180
Comcast Corp., Class A	23,438	829,940
Discovery Communications, Inc., Class A(a)	801	25,632
Discovery Communications, Inc., Class C(a)	1,844	54,546
DISH Network Corp.(a)	1,174	41,982
Electronic Arts, Inc.(a)	1,562	188,205
Facebook, Inc., Class A(a)	12,362	2,033,054
Netflix, Inc.(a)	2,232	835,058
News Corp., Class A	1,965	25,918
News Corp., Class B	634	8,622
Omnicom Group, Inc.(b)	1,150	78,223
Take-Two Interactive Software, Inc.(a)	583	80,448
The Interpublic Group of Co., Inc.	1,967	44,985
The Walt Disney Co.	7,623	891,434
TripAdvisor, Inc.(a)(b)	524	26,761
Twenty-First Century Fox, Inc., Class A	5,403	250,321
Twenty-First Century Fox, Inc., Class B	2,497	114,413
Twitter, Inc.(a)	3,690	105,017
Verizon Communications, Inc.	21,180	1,130,800
Viacom, Inc., Class B	1,812	61,173
		12,635,307
Consumer Discretionary (10.2%):
Advance Auto Parts, Inc.	380	63,965
Amazon.com, Inc.(a)	2,100	4,206,301
Aptiv PLC	1,357	113,852
AutoZone, Inc.(a)	136	105,495
Best Buy Co., Inc.	1,246	98,883
Booking Holdings, Inc.(a)	243	482,112
BorgWarner, Inc.	1,071	45,817
CarMax, Inc.(a)	905	67,576
Carnival Corp., Class A(b)	2,067	131,813
Chipotle Mexican Grill, Inc.(a)	125	56,815
D.R. Horton, Inc.	1,759	74,195
Darden Restaurants, Inc.	636	70,717
Dollar General Corp.	1,361	148,757
Dollar Tree, Inc.(a)	1,219	99,409
eBay, Inc.(a)	4,768	157,439
Expedia, Inc.	609	79,462
Foot Locker, Inc.	599	30,537
Ford Motor Co.	20,067	185,620
Garmin Ltd.	619	43,361
General Motors Co.	6,726	226,464
Genuine Parts Co.	752	74,749
H&R Block, Inc.	1,053	27,115
Hanesbrands, Inc.(b)	1,848	34,059
Harley-Davidson, Inc.	854	38,686
Hasbro, Inc.	599	62,967
Hilton Worldwide Holdings, Inc.	1,528	123,432

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Kohl’s Corp.	855	$63,740
L Brands, Inc.(b)	1,170	35,451
Leggett & Platt, Inc.	667	29,208
Lennar Corp., Class A	1,495	69,802
LKQ Corp.(a)	1,630	51,622
Lowe’s Co., Inc.	4,157	477,307
Macy’s, Inc.	1,573	54,630
Marriott International, Inc., Class A	1,476	194,876
Mattel, Inc.(a)(b)	1,764	27,695
McDonald’s Corp.	3,977	665,312
MGM Resorts International	2,619	73,096
Michael Kors Holdings Ltd.(a)	765	52,448
Mohawk Industries, Inc.(a)	325	56,989
Newell Brands, Inc.(b)	2,228	45,228
Nike, Inc., Class B	6,564	556,101
Nordstrom, Inc.	588	35,168
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,044	59,957
O’Reilly Automotive, Inc.(a)	413	143,443
PulteGroup, Inc.(b)	1,339	33,167
PVH Corp.	393	56,749
Ralph Lauren Corp.	283	38,927
Ross Stores, Inc.	1,930	191,263
Royal Caribbean Cruises Ltd.	878	114,087
Starbucks Corp.	6,915	393,049
Tapestry, Inc.	1,476	74,199
Target Corp.	2,698	237,992
The Gap, Inc.(b)	1,112	32,081
The Goodyear Tire & Rubber Co.(b)	1,215	28,419
The Home Depot, Inc.	5,865	1,214,936
The TJX Co., Inc.	3,214	360,032
Tiffany & Co.	558	71,965
Tractor Supply Co.	624	56,709
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	291	82,097
Under Armour, Inc., Class A(a)(b)	954	20,244
Under Armour, Inc., Class C(a)	978	19,032
VF Corp.	1,666	155,688
Whirlpool Corp.	331	39,306
Wynn Resorts Ltd.	501	63,657
Yum! Brands, Inc.	1,627	147,911
		12,973,181
Consumer Staples (6.7%):
Altria Group, Inc.	9,663	582,776
Archer-Daniels-Midland Co.	2,869	144,225
Brown-Forman Corp., Class B	864	43,675
Campbell Soup Co.(b)	986	36,117
Church & Dwight Co., Inc.	1,258	74,687
Colgate-Palmolive Co.	4,448	297,794
Conagra Brands, Inc.	2,008	68,212
Constellation Brands, Inc., Class A	860	185,433
Costco Wholesale Corp.	2,248	528,010
Coty, Inc., Class A(b)	2,309	29,001
General Mills, Inc.	3,055	131,121
Hormel Foods Corp.(b)	1,394	54,924
Kellogg Co.	1,297	90,816
Kimberly-Clark Corp.	1,782	202,506
McCormick & Co., Inc.(b)	622	81,949
Molson Coors Brewing Co., Class B	959	58,979

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Mondelez International, Inc., Class A	7,517	$322,929
Monster Beverage Corp.(a)	2,039	118,833
PepsiCo, Inc.	7,250	810,550
Philip Morris International, Inc.	7,968	649,710
Sysco Corp.	2,451	179,536
The Clorox Co.(b)	657	98,819
The Coca-Cola Co.	19,620	906,248
The Estee Lauder Cos., Inc., Class A	1,149	166,973
The Hershey Co.	716	73,032
The J.M. Smucker Co.(b)	583	59,822
The Kraft Heinz Co.	3,187	175,635
The Kroger Co.	4,084	118,885
The Procter & Gamble Co.	12,759	1,061,932
Tyson Foods, Inc., Class A	1,517	90,307
Walgreens Boots Alliance, Inc.	4,324	315,220
Wal-Mart Stores, Inc.	7,356	690,802
		8,449,458
Energy (6.0%):
Anadarko Petroleum Corp.	2,625	176,951
Andeavor	713	109,446
Apache Corp.	1,961	93,481
Baker Hughes, Inc.	2,134	72,193
Cabot Oil & Gas Corp.	2,261	50,918
Chevron Corp.	9,822	1,201,034
Cimarex Energy Co.	489	45,448
Concho Resources, Inc.(a)	1,027	156,874
ConocoPhillips	5,957	461,072
Devon Energy Corp.	2,608	104,164
EOG Resources, Inc.	2,969	378,755
EQT Corp.	1,353	59,843
Exxon Mobil Corp.	21,702	1,845,103
Halliburton Co.	4,510	182,790
Helmerich & Payne, Inc.	558	38,374
Hess Corp.	1,290	92,338
HollyFrontier Corp.	831	58,087
Kinder Morgan, Inc.	9,728	172,477
Marathon Oil Corp.	4,378	101,920
Marathon Petroleum Corp.(b)	2,312	184,891
National Oilwell Varco, Inc.	1,961	84,480
Newfield Exploration Co.(a)	1,024	29,522
Noble Energy, Inc.	2,476	77,226
Occidental Petroleum Corp.	3,920	322,106
ONEOK, Inc.	2,108	142,901
Phillips 66	2,189	246,744
Pioneer Natural Resources Co.	873	152,068
Schlumberger Ltd.	7,095	432,227
TechnipFMC PLC(b)	2,190	68,438
The Williams Cos., Inc.	6,199	168,551
Valero Energy Corp.	2,191	249,226
		7,559,648
Financials (13.2%):
Affiliated Managers Group, Inc.	274	37,461
Aflac, Inc.	3,936	185,268
American Express Co.	3,619	385,388
American International Group, Inc.	4,554	242,455
Ameriprise Financial, Inc.	727	107,349

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Aon PLC	1,244	$191,302
Arthur J. Gallagher & Co.	936	69,676
Assurant, Inc.	271	29,254
Bank of America Corp.	47,614	1,402,707
BB&T Corp.	3,970	192,704
Berkshire Hathaway, Inc., Class B(a)	9,992	2,139,387
BlackRock, Inc., Class A	630	296,938
Brighthouse Financial, Inc.(a)	614	27,163
Capital One Financial Corp.	2,452	232,768
CBOE Holdings, Inc.	573	54,985
Chubb Ltd.	2,375	317,395
Cincinnati Financial Corp.	775	59,528
Citigroup, Inc.	12,900	925,446
Citizens Financial Group, Inc.	2,440	94,111
CME Group, Inc.	1,746	297,187
Comerica, Inc.	879	79,286
Discover Financial Services	1,756	134,246
E*TRADE Financial Corp.(a)	1,331	69,731
Everest Re Group Ltd.	209	47,750
Fifth Third BanCorp	3,416	95,375
Franklin Resources, Inc.	1,567	47,652
Hartford Financial Services Group, Inc.	1,837	91,777
Huntington Bancshares, Inc.	5,660	84,447
Intercontinental Exchange, Inc.	2,939	220,102
Invesco Ltd.	2,106	48,185
Jefferies Financial Group, Inc.	1,486	32,633
JPMorgan Chase & Co.	17,227	1,943,894
KeyCorp	5,393	107,267
Lincoln National Corp.	1,111	75,170
Loews Corp.	1,425	71,578
M&T Bank Corp.	737	121,266
Marsh & McLennan Co., Inc.	2,588	214,079
MetLife, Inc.	5,099	238,225
Moody’s Corp.	856	143,123
Morgan Stanley	6,797	316,536
MSCI, Inc.	455	80,722
Nasdaq, Inc.	590	50,622
Northern Trust Corp.	1,145	116,939
People’s United Financial, Inc.(b)	1,788	30,611
Principal Financial Group, Inc.	1,357	79,507
Prudential Financial, Inc.	2,137	216,521
Raymond James Financial, Inc.	673	61,950
Regions Financial Corp.	5,651	103,696
S&P Global, Inc.	1,289	251,858
State Street Corp.	1,945	162,952
SunTrust Banks, Inc.	2,362	157,758
SVB Financial Group(a)	273	84,857
Synchrony Financial	3,493	108,562
T. Rowe Price Group, Inc.	1,247	136,147
The Allstate Corp.	1,775	175,193
The Bank of New York Mellon Corp.	4,716	240,469
The Charles Schwab Corp.	6,164	302,961
The Goldman Sachs Group, Inc.	1,800	403,631
The PNC Financial Services Group, Inc.	2,380	324,132
The Progressive Corp.	2,989	212,339
The Travelers Co., Inc.	1,372	177,962
Torchmark Corp.	531	46,032
U.S. Bancorp	7,849	414,506

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Unum Group	1,121	$43,797
Wells Fargo & Co.	22,218	1,167,778
Willis Towers Watson PLC	670	94,430
Zions BanCorp	996	49,949
		16,766,675
Health Care (14.9%):
Abbott Laboratories	8,992	659,653
AbbVie, Inc.	7,762	734,131
ABIOMED, Inc.(a)	230	103,443
Aetna, Inc.	1,677	340,179
Agilent Technologies, Inc.	1,634	115,262
Alexion Pharmaceuticals, Inc.(a)	1,142	158,749
Align Technology, Inc.(a)	375	146,708
Allergan PLC	1,636	311,625
AmerisourceBergen Corp.	821	75,713
Amgen, Inc.	3,318	687,789
Anthem, Inc.	1,332	365,035
Baxter International, Inc.	2,547	196,348
Becton, Dickinson & Co.	1,371	357,831
Biogen, Inc.(a)	1,033	364,969
Boston Scientific Corp.(a)	7,089	272,927
Bristol-Myers Squibb Co.	8,365	519,299
Cardinal Health, Inc.	1,583	85,482
Celgene Corp.(a)	3,605	322,611
Centene Corp.(a)	1,052	152,309
Cerner Corp.(a)	1,686	108,595
Cigna Corp.	1,247	259,688
CVS Health Corp.	5,218	410,761
Danaher Corp.	3,156	342,931
DaVita, Inc.(a)	650	46,560
Dentsply Sirona, Inc.	1,140	43,024
Edwards Lifesciences Corp.(a)	1,073	186,809
Eli Lilly & Co.	4,900	525,819
Envision Healthcare Corp.(a)	621	28,398
Express Scripts Holding Co.(a)	2,882	273,819
Gilead Sciences, Inc.	6,645	513,060
HCA Holdings, Inc.	1,384	192,542
Henry Schein, Inc.(a)	785	66,749
Hologic, Inc.(a)	1,395	57,167
Humana, Inc.	706	238,995
IDEXX Laboratories, Inc.(a)	444	110,849
Illumina, Inc.(a)	753	276,396
Incyte Pharmaceuticals, Inc.(a)(b)	904	62,448
Intuitive Surgical, Inc.(a)	583	334,642
IQVIA Holdings, Inc.(a)	831	107,814
Johnson & Johnson	13,751	1,899,976
Laboratory Corp. of America Holdings(a)	522	90,661
McKesson Corp.	1,024	135,834
Medtronic PLC	6,922	680,916
Merck & Co., Inc.	13,632	967,054
Mettler-Toledo International, Inc.(a)	129	78,558
Mylan NV(a)	2,643	96,734
Nektar Therapeutics(a)(b)	884	53,889
PerkinElmer, Inc.	568	55,249
Perrigo Co. PLC	645	45,666
Pfizer, Inc.	30,048	1,324,215
Quest Diagnostics, Inc.	701	75,645

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc.(a)	397	$160,404
ResMed, Inc.	732	84,429
Stryker Corp.	1,591	282,689
The Cooper Co., Inc.	252	69,842
Thermo Fisher Scientific, Inc.	2,065	504,026
UnitedHealth Group, Inc.	4,933	1,312,374
Universal Health Services, Inc., Class B	441	56,377
Varian Medical Systems, Inc.(a)	469	52,495
Vertex Pharmaceuticals, Inc.(a)	1,310	252,489
Waters Corp.(a)	395	76,899
WellCare Health Plans, Inc.(a)	256	82,045
Zimmer Biomet Holdings, Inc.	1,043	137,123
Zoetis, Inc.	2,470	226,153
		18,958,871
Industrials (9.6%):
3M Co.	3,007	633,605
A.O. Smith Corp.	741	39,547
Alaska Air Group, Inc.	631	43,451
Allegion PLC	487	44,108
American Airlines Group, Inc.(b)	2,101	86,834
AMETEK, Inc.	1,189	94,074
Arconic, Inc.	2,203	48,488
C.H. Robinson Worldwide, Inc.	710	69,523
Caterpillar, Inc.	3,046	464,486
Cintas Corp.	441	87,234
Copart, Inc.(a)	1,048	54,003
CSX Corp.	4,182	309,677
Cummins, Inc.	770	112,474
Deere & Co.(b)	1,649	247,894
Delta Air Lines, Inc.	3,225	186,503
Dover Corp.	757	67,017
Eaton Corp. PLC	2,221	192,627
Emerson Electric Co.	3,221	246,664
Equifax, Inc.(b)	617	80,562
Expeditors International of Washington, Inc.	894	65,736
Fastenal Co.	1,471	85,347
FedEx Corp.	1,247	300,265
Flowserve Corp.(b)	671	36,697
Fluor Corp.	721	41,890
Fortive Corp.	1,577	132,783
Fortune Brands Home & Security, Inc.	730	38,223
General Dynamics Corp.	1,428	292,340
General Electric Co.	44,549	502,958
Harris Corp.	602	101,864
Honeywell International, Inc.	3,807	633,485
Huntington Ingalls Industries, Inc.	222	56,850
IHS Markit Ltd.(a)	1,829	98,693
Illinois Tool Works, Inc.	1,581	223,111
Ingersoll-Rand PLC	1,257	128,592
J.B. Hunt Transport Services, Inc.	448	53,285
Jacobs Engineering Group, Inc.	611	46,742
Johnson Controls International PLC	4,741	165,935
Kansas City Southern	524	59,359
L3 Technologies, Inc.	402	85,473
Lockheed Martin Corp.	1,270	439,369
Masco Corp.	1,576	57,682
Nielsen Holdings PLC	1,826	50,507

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Norfolk Southern Corp.	1,435	$259,018
Northrop Grumman Corp.	893	283,411
PACCAR, Inc.	1,797	122,537
Parker-Hannifin Corp.	678	124,705
Pentair PLC	827	35,850
Quanta Services, Inc.(a)	763	25,469
Raytheon Co.	1,462	302,137
Republic Services, Inc., Class A	1,117	81,161
Robert Half International, Inc.	628	44,199
Rockwell Automation, Inc.	631	118,325
Rockwell Collins, Inc.	843	118,416
Roper Technologies, Inc.	530	156,991
Snap-on, Inc.(b)	289	53,060
Southwest Airlines Co.	2,643	165,055
Stanley Black & Decker, Inc.(b)	784	114,809
Stericycle, Inc.(a)	440	25,819
Textron, Inc.	1,273	90,981
The Boeing Co.	2,739	1,018,635
TransDigm Group, Inc.(a)	248	92,330
Union Pacific Corp.	3,791	617,288
United Continental Holdings, Inc.(a)	1,174	104,556
United Parcel Service, Inc., Class B	3,554	414,930
United Rentals, Inc.(a)	424	69,366
United Technologies Corp.	3,855	538,969
Verisk Analytics, Inc., Class A(a)	844	101,744
W.W. Grainger, Inc.	233	83,277
Waste Management, Inc.	2,022	182,709
Xylem, Inc.	921	73,560
		12,225,264
Information Technology (20.8%):
Accenture PLC, Class A	3,284	558,937
Adobe Systems, Inc.(a)	2,510	677,575
Advanced Micro Devices, Inc.(a)(b)	4,397	135,823
Akamai Technologies, Inc.(a)	869	63,567
Alliance Data Systems Corp.	242	57,151
Amphenol Corp., Class A	1,540	144,791
Analog Devices, Inc.	1,905	176,136
ANSYS, Inc.(a)	432	80,646
Apple, Inc.	23,520	5,309,406
Applied Materials, Inc.	5,039	194,757
Arista Networks, Inc.(a)	265	70,453
Autodesk, Inc.(a)	1,121	174,999
Automatic Data Processing, Inc.	2,246	338,382
Broadcom, Inc.	2,213	546,014
Broadridge Financial Solutions, Inc.	596	78,642
CA, Inc.	1,608	70,993
Cadence Design Systems, Inc.(a)	1,450	65,714
Cisco Systems, Inc.	23,432	1,139,967
Citrix Systems, Inc.(a)	661	73,477
Cognizant Technology Solutions Corp., Class A	2,974	229,444
Corning, Inc.(b)	4,152	146,566
DXC Technology Co.	1,441	134,762
F5 Networks, Inc.(a)	312	62,219
Fidelity National Information Services, Inc.	1,685	183,783
Fiserv, Inc.(a)	2,076	171,021
FleetCor Technologies, Inc.(a)	453	103,212
FLIR Systems, Inc.	707	43,459

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Gartner, Inc.(a)(b)	466	$73,861
Global Payments, Inc.	811	103,321
Hewlett Packard Enterprises Co.	7,543	123,026
HP, Inc.	8,111	209,020
Intel Corp.	23,635	1,117,700
International Business Machines Corp.	4,679	707,512
Intuit, Inc.	1,326	301,532
IPG Photonics Corp.(a)	185	28,873
Juniper Networks, Inc.	1,767	52,957
KLA-Tencor Corp.	800	81,368
Lam Research Corp.	808	122,574
Mastercard, Inc., Class A	4,676	1,040,924
Microchip Technology, Inc.(b)	1,207	95,244
Micron Technology, Inc.(a)	5,945	268,892
Microsoft Corp.	39,306	4,495,426
Motorola Solutions, Inc.	832	108,276
NetApp, Inc.	1,329	114,148
Nvidia Corp.	3,117	875,940
Oracle Corp.	14,489	747,053
Paychex, Inc.	1,641	120,860
PayPal Holdings, Inc.(a)	6,067	532,925
Qorvo, Inc.(a)	644	49,517
QUALCOMM, Inc.(b)	7,209	519,264
Red Hat, Inc.(a)	909	123,879
Salesforce.com, Inc.(a)	3,879	616,877
Seagate Technology PLC(b)	1,340	63,449
Skyworks Solutions, Inc.	917	83,181
Symantec Corp.	3,186	67,798
Synopsys, Inc.(a)	762	75,141
TE Connectivity Ltd.	1,786	157,043
Texas Instruments, Inc.	4,983	534,626
The Western Union Co.(b)	2,293	43,705
Total System Services, Inc.	860	84,916
VeriSign, Inc.(a)	550	88,066
Visa, Inc., Class A(b)	9,107	1,366,870
Western Digital Corp.	1,493	87,400
Xerox Corp.	1,138	30,703
Xilinx, Inc.	1,296	103,900
		26,449,663
Materials (2.4%):
Air Products & Chemicals, Inc.	1,124	187,764
Albemarle Corp.(b)	556	55,478
Avery Dennison Corp.	448	48,541
Ball Corp.	1,763	77,554
CF Industries Holdings, Inc.	1,197	65,165
DowDuPont, Inc.	11,827	760,595
Eastman Chemical Co.	724	69,301
Ecolab, Inc.	1,303	204,284
FMC Corp.	690	60,154
Freeport-McMoRan, Inc.	7,427	103,384
International Flavors & Fragrances, Inc.	405	56,344
International Paper Co.	2,096	103,018
Lyondellbasell Industries NV, Class A	1,636	167,706
Martin Marietta Materials, Inc.(b)	323	58,770
Newmont Mining Corp.	2,734	82,567
Nucor Corp.	1,622	102,916
Packaging Corp. of America	484	53,090

See notes to schedule of portfolio investments.

Security Description	Shares	Value
PPG Industries, Inc.	1,241	$135,430
Praxair, Inc.	1,474	236,916
Sealed Air Corp.	814	32,682
The Mosaic Co.	1,818	59,049
The Sherwin-Williams Co.	421	191,643
Vulcan Materials Co.	678	75,393
WestRock Co.	1,308	69,900
		3,057,644
Real Estate (2.6%):
Alexandria Real Estate Equities, Inc.	542	68,178
American Tower Corp.	2,260	328,379
Apartment Investment & Management Co., Class A	807	35,613
AvalonBay Communities, Inc.	708	128,254
Boston Properties, Inc.	792	97,487
CBRE Group, Inc., Class A(a)	1,620	71,442
Crown Castle International Corp.	2,126	236,688
Digital Realty Trust, Inc.	1,056	118,779
Duke Realty Investments, Inc.	1,831	51,945
Equinix, Inc.	408	176,619
Equity Residential	1,888	125,099
Essex Property Trust, Inc.	339	83,635
Extra Space Storage, Inc.	648	56,143
Federal Realty Investment Trust	377	47,679
HCP, Inc.	2,408	63,379
Host Hotels & Resorts, Inc.	3,802	80,222
Iron Mountain, Inc.	1,467	50,641
Kimco Realty Corp.	2,160	36,158
Mid-America Apartment Communities, Inc.	583	58,405
Prologis, Inc.	3,227	218,758
Public Storage	768	154,852
Realty Income Corp.(b)	1,487	84,595
Regency Centers Corp.	868	56,134
SBA Communications Corp.(a)	589	94,611
Simon Property Group, Inc.	1,585	280,149
SL Green Realty Corp.	444	43,303
The Macerich Co.	542	29,967
UDR, Inc.	1,372	55,470
Ventas, Inc.	1,827	99,352
Vornado Realty Trust	887	64,751
Welltower, Inc.	1,907	122,658
Weyerhaeuser Co.	3,884	125,337
		3,344,682
Utilities (2.9%):
AES Corp.	3,392	47,488
Alliant Energy Corp.	1,198	50,999
Ameren Corp.	1,251	79,088
American Electric Power Co., Inc.	2,527	179,114
American Water Works Co., Inc.	925	81,372
CenterPoint Energy, Inc.	2,542	70,286
CMS Energy Corp.	1,452	71,148
Consolidated Edison, Inc.	1,595	121,523
Dominion Resources, Inc.	3,351	235,508
DTE Energy Co.	932	101,709
Duke Energy Corp.	3,651	292,152
Edison International	1,670	113,026
Entergy Corp.(b)	927	75,208

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Evergy, Inc.	1,393	$76,504
Eversource Energy	1,624	99,779
Exelon Corp.	4,951	216,161
FirstEnergy Corp.(b)	2,491	92,590
NextEra Energy, Inc.	2,417	405,088
NiSource, Inc.	1,861	46,376
NRG Energy, Inc.	1,555	58,157
PG&E Corp.(a)(b)	2,651	121,973
Pinnacle West Capital Corp.	574	45,449
PPL Corp.	3,586	104,926
Public Service Enterprise Group, Inc.	2,590	136,726
SCANA Corp.	731	28,429
Sempra Energy	1,402	159,478
The Southern Co.	5,198	226,633
WEC Energy Group, Inc.	1,617	107,951
Xcel Energy, Inc.	2,610	123,218
		3,568,059
Total Common Stocks (Cost $39,408,840)		125,988,452

Collateral for Securities Loaned (2.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	564,170	564,170
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	885,885	885,885
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	282,118	282,118
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	176,293	176,293
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	951,974	951,974
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	352,586	352,586
Total Collateral for Securities Loaned (Cost $3,213,026)		3,213,026
Total Investments (Cost $42,621,866) — 101.7%		129,201,478
Liabilities in excess of other assets — (1.7)%		(2,202,445)
NET ASSETS - 100.00%		$126,999,033

(a)                     Non-income producing security.

(b)                     All or a portion of this security is on loan.

(c)                      Rate disclosed is the daily yield on September 30, 2018.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	7	12/21/18	$1,013,173	$1,021,650	$8,477

	Total unrealized appreciation				$8,477
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$8,477

See notes to schedule of portfolio investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	September 30, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.6%)
Brazil (5.3%):
Communication Services (0.6%):
TIM Participacoes SA	93,600	$271,892

Consumer Discretionary (0.5%):
Tupy SA	44,300	222,372

Consumer Staples (0.7%):
Sao Martinho SA	79,100	358,860

Financials (0.5%):
Banco Bradesco SA, ADR	35,385	250,526

Health Care (0.7%):
Odontoprev SA	44,000	139,580
Qualicorp SA	51,900	211,811
		351,391
Materials (1.8%):
Suzano Papel e Celulose SA	24,700	294,093
Vale SA, ADR	39,201	581,743
		875,836
Utilities (0.5%):
Engie Brasil Energia SA	27,600	242,502
		2,573,379
Chile (1.2%):
Energy (1.2%):
Empresas COPEC SA	13,055	201,790
Geopark Ltd. (b)	18,146	370,178
		571,968
China (25.2%):
Communication Services (6.8%):
Baidu, Inc., ADR (b)	4,210	962,743
Tencent Holdings Ltd.	52,530	2,144,966
Weibo Corp., ADR (b)(c)	2,929	214,198
		3,321,907
Consumer Discretionary (4.5%):
Alibaba Group Holding Ltd., ADR (b)	11,980	1,973,825
JNBY Design Ltd. (c)	138,500	245,333
		2,219,158
Consumer Staples (1.9%):
Ausnutria Dairy Corp. Ltd. (c)	184,000	200,032
Chlitina Holding Ltd.	25,000	188,988
Want Want China Holdings Ltd. (c)	621,000	522,423
		911,443
Energy (1.4%):
PetroChina Co. Ltd.	852,000	689,645

Financials (5.6%):
China Construction Bank Corp.	1,237,638	1,081,882
Industrial & Commercial Bank of China Ltd.	1,147,000	837,466
Ping An Insurance Group Co. of China Ltd.	83,000	840,855
		2,760,203
Health Care (0.3%):
3SBio, Inc. (d)	94,000	157,525

Industrials (1.0%):
China Railway Construction Corp. Ltd.	183,500	247,818

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)
Lonking Holdings Ltd.	695,000	$223,771
		471,589
Information Technology (0.8%):
Chinasoft International Ltd.	296,000	197,231
Silergy Corp.	11,000	198,158
		395,389
Materials (1.5%):
Anhui Conch Cement Co. Ltd.	52,000	312,272
Maanshan Iron & Steel, Series H	750,000	402,172
		714,444
Utilities (1.4%):
ENN Energy Holdings Ltd.	76,000	660,753
		12,302,056
Greece (0.3%):
Industrials (0.3%):
Mytilineos Holdings SA	14,765	146,584

Hong Kong (5.8%):
Communication Services (1.6%):
China Mobile Ltd.	80,000	786,593

Consumer Discretionary (2.0%):
Haier Electronics Group Co. Ltd.	106,000	286,995
Shangri-La Asia Ltd.	184,000	272,357
Xinyi Glass Holdings Ltd.	336,000	423,641
		982,993
Energy (1.3%):
CNOOC Ltd.	320,000	633,677

Real Estate (0.9%):
Shimao Property Holdings Ltd.	171,000	424,678
		2,827,941
Hungary (0.7%):
Financials (0.7%):
OTP Bank Public Co. Ltd.	9,288	344,415

India (8.6%):
Consumer Discretionary (1.0%):
Mahindra & Mahindra Ltd.	40,163	477,171

Energy (1.5%):
Reliance Industries Ltd.	41,784	725,404

Financials (0.9%):
Indusind Bank Ltd.	10,088	235,359
Shriram Transport Finance Co. Ltd.	14,240	226,167
		461,526
Health Care (1.3%):
Cipla Ltd.	70,820	639,077

Industrials (1.3%):
Larsen & Toubro Ltd.	35,269	619,400

Information Technology (1.7%):
HCL Technologies Ltd.	35,026	525,686
Hexaware Technologies Ltd.	49,746	294,454
		820,140
Real Estate (0.3%):
Sobha Ltd.	32,024	176,186

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)
Utilities (0.6%):
Mahanagar Gas Ltd.	25,199	$284,218
		4,203,122
Indonesia (2.2%):
Consumer Discretionary (0.4%):
PT Sri Rejeki Isman TBK	8,956,900	206,718

Energy (0.9%):
PT United Tractors TBK	202,600	448,608

Financials (0.5%):
PT Bank Negara Indonesia Persero TBK	502,600	249,612

Materials (0.4%):
PT Indah Kiat Pulp & Paper Corp. TBK	151,100	175,828
		1,080,766
Korea, Republic Of (15.1%):
Communication Services (0.7%):
LG Uplus Corp.	19,949	329,178

Consumer Discretionary (3.0%):
Fila Korea Ltd.	6,804	275,291
Hotel Shilla Co. Ltd.	3,998	390,990
LG Electronics, Inc.	5,669	362,812
Lotte Himart Co. Ltd.	7,714	463,971
		1,493,064
Financials (1.3%):
KB Financial Group, Inc.	13,225	644,198

Industrials (0.5%):
Doosan Infracore Co. Ltd. (b)	27,827	245,769

Information Technology (6.0%):
Samsung Electronics Co. Ltd.	60,897	2,548,937
SFA Engineering Corp.	11,208	369,831
		2,918,768
Materials (3.6%):
LG Chem Ltd.	1,606	529,159
Lotte Fine Chemical Co. Ltd.	5,288	247,402
Moorim P&P Co. Ltd.	3,727	35,441
POSCO, ADR	9,171	605,286
SKC Kolon PI, Inc.	8,149	345,253
		1,762,541
		7,393,518
Malaysia (0.7%):
Financials (0.1%):
Ammb Holdings Berhad	72,300	72,165

Industrials (0.6%):
Malaysia Airports Holdings Berhad	136,700	293,995
		366,160
Mexico (5.0%):
Consumer Staples (0.4%):
Grupo Comercial Chedraui SAB de CV	87,181	194,900

Financials (2.6%):
Banco del Bajio SA (d)	205,945	508,286
Grupo Financiero Banorte SAB de CV (c)	104,594	756,324
		1,264,610

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)
Industrials (0.8%):
Promotora y Operadora de Infraestructura SAB de CV	36,860	$392,200

Materials (1.2%):
Alpek SAB de CV (b)	158,998	259,346
Grupo Cementos de Chihuahua SAB de CV	47,766	313,513
		572,859
		2,424,569
Philippines (0.7%):
Consumer Discretionary (0.7%):
Bloomberry Resorts Corp.	2,223,600	360,885

Poland (1.1%):
Consumer Staples (0.6%):
Dino Polska SA (b)(d)	9,811	265,066

Financials (0.5%):
Bank Pekao SA	8,876	255,597
		520,663
Russian Federation (4.2%):
Communication Services (0.3%):
Mobile TeleSystems, ADR	18,307	156,159

Energy (2.5%):
LUKOIL PJSC, ADR	15,889	1,215,271
		1,215,271
Financials (0.8%):
Sberbank of Russia PJSC, ADR	30,891	388,896
		388,896
Utilities (0.6%):
Inter RAO UES PJSC	4,522,000	282,895
		2,043,221
South Africa (4.2%):
Communication Services (1.6%):
Naspers Ltd.	3,666	789,891

Financials (1.7%):
Absa Group Ltd.	42,088	451,643
Capitec Bank Holdings Ltd.	4,986	360,859
		812,502
Materials (0.9%):
Mondi Ltd.	16,209	445,369
		2,047,762
Taiwan (11.1%):
Consumer Staples (0.4%):
TCI Co. Ltd.	11,843	190,404

Financials (3.5%):
Cathay Financial Holding Co. Ltd.	414,000	711,550
CTBC Financial Holding Co. Ltd.	726,000	546,653
Yuanta Financial Holding Co. Ltd.	903,000	476,049
		1,734,252
Information Technology (6.4%):
Largan Precision Co. Ltd.	3,000	356,427
Taiwan Semiconductor Manufacturing Co. Ltd.	325,259	2,775,791
		3,132,218

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)
Materials (0.8%):
Formosa Plastics Corp.	102,000	$390,763
		5,447,637
Thailand (3.9%):
Communication Services (1.0%):
Advanced INFO Service Public Co. Ltd.	77,500	481,920

Financials (0.5%):
Bangkok Bank PCL	39,600	258,693
		258,693
Health Care (0.7%):
Bumrungrad Hospital PCL	55,700	320,281

Materials (0.5%):
Indorama Ventures	140,800	257,005

Real Estate (1.2%):
Quality Houses PCL, Series F	5,269,000	563,661
		1,881,560
United Arab Emirates (1.3%):
Financials (1.3%):
National Bank of Abu Dhabi PJSC	163,500	638,030

United Kingdom (1.0%):
Materials (1.0%):
Anglo American PLC	22,787	509,690
Total Common Stocks (Cost $42,409,199)		47,683,926

Preferred Stocks (1.3%)
Brazil (1.3%):
Financials (1.3%):
Itau Unibanco Holding S.A.	59,400	649,147
Total Preferred Stocks (Cost $739,769)		649,147

Collateral for Securities Loaned (2.6%)
United States (2.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (e)	222,815	222,815
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (e)	349,874	349,874
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (e)	111,420	111,420
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (e)	69,626	69,626
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (e)	375,975	375,975
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (e)	139,251	139,251
Total Collateral for Securities Loaned (Cost $1,268,961)		1,268,961
Total Investments (Cost $44,417,929) — 101.5%		49,602,034
Liabilities in excess of other assets — (1.5)%		(735,942)
NET ASSETS - 100.00%		$48,866,092

See notes to schedules of portfolio investments.

(a)                     All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Chile and Mexico were fair valued at September 30, 2018.  See Note 2 for further information.

(b)                     Non-income producing security.

(c)                      All or a portion of this security is on loan.

(d)                     Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $930,877 and amounted to 1.9% of net assets.

(e)                      Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

1. Organization:

The Victory Variable Insurance Funds (the “Trust”) currently offers shares of nine funds. The accompanying Schedules of Portfolio Investments are those of the following eight funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Class Offered	Investment Objectives
Victory High Yield VIP Series (“High Yield VIP Series”)	Class I	Seeks to provide current income with capital appreciation as a secondary objective

Victory INCORE Investment Quality Bond VIP Series (“INCORE Investment Quality Bond VIP Series”)	Class I	Seeks to provide a high level of current income and capital appreciation without undue risk to principal

Victory INCORE Low Duration Bond VIP Series (“INCORE Low Duration Bond VIP Series”)	Class I	Seeks to provide a high level of current income consistent with preservation of capital

Victory RS International VIP Series (“RS International VIP Series”)	Class I	Seeks to provide long-term capital appreciation

Victory RS Large Cap Alpha VIP Series (“RS Large Cap Alpha VIP Series”)	Class I	Seeks to provide long-term capital appreciation

Victory RS Small Cap Growth Equity VIP Series (“RS Small Cap Growth Equity VIP Series”)	Class I	Seeks to provide long-term capital growth

Victory S&P 500 Index VIP Series (“S&P 500 Index VIP Series”)	Class I

Seeks to provide investment results that track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies

Victory Sophus Emerging Markets VIP Series (“Sophus Emerging Markets VIP Series”)	Class I	Seeks to provide long-term capital appreciation

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Notes to Schedules of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of

Notes to Schedules of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The RS International VIP Series and the Sophus Emerging Markets VIP Series use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of September 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
High Yield VIP Series
Common Stocks	$529,400	$—	$—	$—	$529,400	$—
Senior Secured Loans	—	—	9,610,811	—	9,610,811	—
Corporate Bonds	—	—	22,881,026	—	22,881,026	—
Collateral for Securities Loaned	4,778,088	—	—	—	4,778,088	—
Total	5,307,488	—	32,491,837	—	37,799,325	—

INCORE Investment Quality Bond VIP Series
Asset Backed Securities	—	—	47,438,292	—	47,438,292	—
Collateralized Mortgage Obligations	—	—	18,614,966	—	18,614,966	—
Residential Mortgage Backed Securities	—	—	7,026,705	—	7,026,705	—
Corporate Bonds	—	—	200,536,960	—	200,536,960	—
Government National Mortgage Association	—	—	39,014	—	39,014	—
U.S. Government Mortgage Backed Agencies	—	—	258,600,499	—	258,600,499	—
U.S. Treasury Obligations	—	—	130,866,661	—	130,866,661	—
Collateral for Securities Loaned	4,079,042	—	—	—	4,079,042	—
Futures Contracts	—	(1,623,690)	—	—	—	(1,623,690)
Credit Default Swap Agreements	—	—	—	(672,073)	—	(672,073)
Total	4,079,042	(1,623,690)	663,123,097	(672,073)	667,202,139	(2,295,763)

Notes to Schedules of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

INCORE Low Duration Bond VIP Series
Asset Backed Securities	—		—	35,107,532	—	35,107,532	—
Collateralized Mortgage Obligations	—		—	17,051,155	—	17,051,155	—
Residential Mortgage Backed Securities	—		—	12,026,530	—	12,026,530	—
Corporate Bonds	—		—	140,666,249	—	140,666,249	—
U.S. Government Mortgage Backed Agencies	—		—	27,502,023	—	27,502,023	—
U.S. Treasury Obligations	—		—	44,322,208	—	44,322,208	—
Collateral for Securities Loaned	496,061		—	—	—	496,061	—
Futures Contracts	—		(260,675)	—	—	—	(260,675)
Credit Default Swap Agreements	—		—	—	(263,961)	—	(263,961)
Total	496,061		(260,675)	276,675,697	(263,961)	277,171,758	(524,636)

RS International VIP Series
Common Stocks	—		—	161,242,487	—	161,242,487	—
Preferred Stocks	—		—	2,618,816	—	2,618,816	—
Collateral for Securities Loaned	3,866,249		—	—	—	3,866,249	—
Total	3,866,249		—	163,861,303	—	167,727,552	—

RS Large Cap Alpha VIP Series
Common Stocks	992,692,721		—	—	—	992,692,721	—
Collateral for Securities Loaned	44,591,400		—	—	—	44,591,400	—
Total	1,037,284,121		—	—	—	1,037,284,121	—

Small Cap Growth Equity VIP Series
Common Stocks	117,632,994		—	—	—	117,632,994	—
Collateral for Securities Loaned	27,881,800		—	—	—	27,881,800	—
Total	145,514,794		—	—	—	145,514,794	—

S&P 500 Index VIP Series
Common Stocks	125,988,452		—	—	—	125,988,452	—
Collateral for Securities Loaned	3,213,026		—	—	—	3,213,026	—
Futures Contracts	—		8,477	—	—	—	8,477
Total	129,201,478		8,477	—	—	129,201,478	8,477

Sophus Emerging Markets VIP Series
Common Stocks	4,535,857	(a)	—	43,148,069	—	47,683,926	—
Preferred Stocks	649,147		—	—	—	649,147	—
Collateral for Securities Loaned	1,268,961		—	—	—	1,268,961	—
Total	6,453,965		—	43,148,069	—	49,602,034	—

Notes to Schedules of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

^ Other Financial investments include any derivative instruments not reflected in the Schedule of Portfolio Investments as investment securities, such as futures contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a) All securities categorized as Brazil, Chile and Mexico and all ADRs.

There were no significant transfers among fair value levels during the period ended September 30, 2018.

For the period ended September 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities.

Loans:

The High Yield VIP Series, INCORE Investment Quality Bond VIP Series and INCORE Low Duration Bond VIP Series may invest in loans. Floating rate loans in which a Fund invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can

Notes to Schedules of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
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decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Currency Contracts:

The RS International VIP Series may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2018, the Fund had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell

Notes to Schedules of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
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options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Credit Derivatives:

The INCORE Investment Quality Bond VIP Series and the INCORE Low Duration Bond VIP Series may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds’ Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

Notes to Schedules of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
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For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of September 30, 2018, the following Funds entered into centrally cleared CDS agreements primarily for the strategies listed below:

Fund	Strategy
INCORE Investment Quality Bond VIP Series	Asset allocation and risk exposure management
INCORE Low Duration Bond VIP Series	Asset allocation and risk exposure management

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of

Notes to Schedules of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
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Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions which are subject to offset under the MSLA as of September 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets	Value of Cash	Value of Non-cash Collateral Received by Maturity
Fund	(Value of Securities on Loan)	Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
High Yield VIP Series	$4,586,439	$4,778,088	$—	$—	$—	$191,649
INCORE Investment Quality Bond VIP Series	3,970,494	4,079,042	—	—	—	108,548
INCORE Low Duration Bond VIP Series	479,560	496,061	—	—	—	16,501
RS International VIP Series	3,839,406	3,866,249	—	—	—	26,843
RS Large Cap Alpha VIP Series	43,434,119	44,591,400	—	—	—	1,157,281
RS Small Cap Growth Equity VIP Series	27,175,623	27,881,800	—	—	—	706,177
S&P 500 Index VIP Series	4,472,081	3,213,026	197	100,060	1,268,702	109,904
Sophus Emerging Markets VIP Series	1,191,479	1,268,961	—	—	—	77,482

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The RS International VIP Series and Sophus Emerging Markets VIP Series invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign

Notes to Schedules of Portfolio Investments — continued
Victory Variable Insurance Funds	September 30, 2018
(Unaudited)

countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ Adviser, Victory Capital Management Inc., to be of comparable quality.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Funds’ compliance date for Form N-PORT was June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds were required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds’ compliance date for Form N-CEN was June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Funds’ adoption of these amendments have no effect on the Fund’s net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Variable Insurance Funds

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 20, 2018